UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22558

BROOKFIELD INVESTMENT FUNDS

(Exact name of registrant as specified in charter)

BROOKFIELD PLACE

250 VESEY STREET, 15th Floor

NEW YORK, NEW YORK 10281-1023

(Address of principal executive offices) (Zip code)

BRIAN F. HURLEY, PRESIDENT

BROOKFIELD INVESTMENT FUNDS

BROOKFIELD PLACE

250 VESEY STREET 15th Floor

NEW YORK, NEW YORK 10281-1023

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 777-8001

Date of fiscal year end: December 31, 2017

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

Brookfield Investment Management
2017
SEMI-ANNUAL REPORT
June 30, 2017
Brookfield Global Listed Infrastructure Fund
Brookfield Global Listed Real Estate Fund
Brookfield U.S. Listed Real Estate Fund
Brookfield Real Assets Securities Fund

IN PROFILE
Brookfield Investment Management Inc. (the “Adviser”) is an SEC-registered investment adviser and represents the Public Securities platform of Brookfield Asset Management. The Adviser provides global listed real assets strategies including real estate equities, infrastructure equities, real asset debt and diversified real assets. With over $15 billion of assets under management as of June 30, 2017, the Adviser manages separate accounts, registered funds and opportunistic strategies for institutional and individual clients, including financial institutions, public and private pension plans, insurance companies, endowments and foundations, sovereign wealth funds and high net worth investors. The Adviser is a wholly owned subsidiary of Brookfield Asset Management, a leading global alternative asset manager with approximately $250 billion of assets under management as of June 30, 2017. For more information, go to www.brookfield.com.
Brookfield Investment Funds Trust is managed by Brookfield Investment Management Inc. The Trust uses its website as a channel of distribution of material company information. Financial and other material information regarding the Trust is routinely posted on and accessible at www.brookfield.com.

This report is for shareholder information. This is not a prospectus intended for the use in the purchase or sale of Fund shares.
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

Letter to Shareholders

Dear Shareholders,
We are pleased to provide the Semi-Annual Report for Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), Brookfield Global Listed Real Estate Fund (the “Global Real Estate Fund”), Brookfield U.S. Listed Real Estate Fund (the “U.S. Real Estate Fund”) and Brookfield Real Assets Securities Fund (the “Real Assets Securities Fund”) (each a “Fund” and, collectively, the “Funds”) for the six-month period ended June 30, 2017.
Global equities continued their post-U.S. election rally during the first half of 2017 as the MSCI World Index returned 11.0%. Regional gains were led by Europe, which gained 15.9% amid an improving political and economic backdrop; followed by Asia Pacific (up 11.3%) and North America (up 9.2%).
Global fixed-income markets, as measured by the Bloomberg Barclays Global Aggregate Total Return Index, rose 4.4% in the first half of 2017. Following the dramatic increase in interest rates during the fourth quarter of 2016, the yield on 10-Year U.S. Treasuries declined 14 basis points during the period, closing at 2.30%.
Uncertainty returned to oil markets as the spot price of West Texas Intermediate Crude Oil declined more than 14% during the period on continued concerns about oversupply and elevated inventory levels, closing at $46.02 per barrel.
The U.S. Federal Reserve (the “Fed”) increased the target for the federal funds rate twice during the first half of 2017 (25 basis points each) to a range of 1.0% to 1.25%. At its June meeting the Federal Open Market Committee cited a strengthening labor market and moderately rising economic activity in its June statement on monetary policy; but also noted that inflation measures have recently declined and are likely to remain below the Fed’s two percent target. Also in June, Fed officials indicated they could begin unwinding its $4.5 trillion balance sheet this year. In Europe, European Central Bank (the “ECB”) president Mario Draghi called for “prudence” in the ECB’s policy; while in the U.K., Bank of England governor Mark Carney hinted at the prospect for higher interest rates.
In Europe, political uncertainty abated during the period, notably following the outcome of France’s presidential runoff, when the independent pro-European centrist Emmanuel Macron defeated far-right populist candidate Marine Le Pen.
Overall, we believe we will continue to be in an attractive environment for real assets. We expect economic growth, inflation and interest rates to all move modestly higher. In such an environment, real asset companies should have a modest tailwind from earnings growth, somewhat offset by a modest headwind from rising interest rates. We remain mindful of potential headwinds, but are focused on security selection.
In addition to performance information, this report provides the Funds’ unaudited financial statements as of June 30, 2017.
We welcome your questions and comments, and encourage you to contact our Investor Relations team at (855) 777-8001 or visit us at www.brookfield.com for more information. Thank you for your support.
Sincerely,
Brian F. Hurley
President
Brookfield Investment Funds
Craig Noble, CFA
CEO, Chief Investment Officer and Portfolio Manager
Brookfield Investment Management Inc.

2017 Semi-Annual Report1

Letter to Shareholders (continued)

Must be preceded or accompanied by a prospectus.
Quasar Distributors, LLC is the distributor of Brookfield Investment Funds.
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
The Bloomberg Barclays Global Aggregate Total Return Index is a measure of global investment grade debt from 24 local currency markets. The multi-currency benchmark includes treasury, government-related, corporate and securitized fixed rate bonds from both developed and emerging market issuers.
These views represent the opinions of Brookfield Investment Management Inc. and are not intended to predict or depict the performance of any investment. These views are as of the close of business on June 30, 2017 and subject to change based on subsequent developments.
The Funds’ portfolio holdings are subject to change without notice. The mention of specific securities is not a recommendation or solicitation for any person to buy, sell or hold any particular security. There is no assurance that the Funds currently hold these securities. Please refer to the Schedules of Investments contained in this report for a full listing of Funds' holdings.
Mutual fund investing involves risk. Principal loss is possible.
A basis point (bps) is a unit that is equal to 1/100 of 1%, and is used to denote the change in a financial instrument.
The Securities and Exchange Commission (SEC) does not approve, endorse, nor indemnify any security.
Earnings growth is not representative of the Fund's future performance.
Past performance is no guarantee of future results.
Diversification does not assure a profit, nor does it protect against a loss in a declining market.
2Brookfield Investment Management Inc.

About Your Fund’s Expenses  (Unaudited)

As a shareholder of a fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges and redemption fees on redemptions; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Fund Return
The table below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with hypothetical examples that appear in shareholders’ reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the hypothetical account values and expenses in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs overall would have been higher.
	Annualized Expense Ratio	Beginning Account Value (01/01/17)	Ending Account Value (06/30/17)	Expenses Paid During Period (01/01/17– 06/30/17) (1)
INFRASTRUCTURE FUND
Actual
Class A Shares	1.35%	$1,000.00	$1,088.90	$ 6.99
Class C Shares	2.10%	1,000.00	1,084.30	10.85
Class Y Shares	1.10%	1,000.00	1,090.00	5.70
Class I Shares	1.10%	1,000.00	1,090.00	5.70
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.35%	1,000.00	1,018.10	6.76
Class C Shares	2.10%	1,000.00	1,014.38	10.49
Class Y Shares	1.10%	1,000.00	1,019.34	5.51
Class I Shares	1.10%	1,000.00	1,019.34	5.51
2017 Semi-Annual Report3

About Your Fund’s Expenses  (Unaudited)  (continued)

	Annualized Expense Ratio	Beginning Account Value (01/01/17)	Ending Account Value (06/30/17)	Expenses Paid During Period (01/01/17– 06/30/17) (1)
GLOBAL REAL ESTATE FUND
Actual
Class A Shares	1.20%	$1,000.00	$1,048.90	$ 6.10
Class C Shares	1.95%	1,000.00	1,045.50	9.89
Class Y Shares	0.95%	1,000.00	1,050.20	4.83
Class I Shares	0.95%	1,000.00	1,050.30	4.83
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.20%	1,000.00	1,018.84	6.01
Class C Shares	1.95%	1,000.00	1,015.12	9.74
Class Y Shares	0.95%	1,000.00	1,020.08	4.76
Class I Shares	0.95%	1,000.00	1,020.08	4.76
U.S. REAL ESTATE FUND
Actual
Class A Shares	1.20%	$1,000.00	$1,022.00	$ 6.02
Class C Shares	1.95%	1,000.00	1,017.30	9.75
Class Y Shares	0.95%	1,000.00	1,024.20	4.77
Class I Shares	0.95%	1,000.00	1,023.30	4.77
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.20%	1,000.00	1,018.84	6.01
Class C Shares	1.95%	1,000.00	1,015.12	9.74
Class Y Shares	0.95%	1,000.00	1,020.08	4.76
Class I Shares	0.95%	1,000.00	1,020.08	4.76
REAL ASSETS SECURITIES FUND
Actual
Class A Shares	1.35%	$1,000.00	$1,070.00	$ 6.93
Class C Shares	2.10%	1,000.00	1,065.00	10.75
Class Y Shares	1.10%	1,000.00	1,070.00	5.65
Class I Shares	1.10%	1,000.00	1,068.90	5.64
Hypothetical (assuming a 5% return before expenses)
Class A Shares	1.35%	1,000.00	1,018.10	6.76
Class C Shares	2.10%	1,000.00	1,014.38	10.49
Class Y Shares	1.10%	1,000.00	1,019.34	5.51
Class I Shares	1.10%	1,000.00	1,019.34	5.51
(1)	Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by 181/365 (to reflect a six-month period).
4Brookfield Investment Management Inc.

Fund Performance  (Unaudited)
All Periods Ended June 30, 2017

Average Annual Total Returns for Periods Ended June 30, 2017.	Six Months†	One Year	Three Years	Five Years	Since Inception
INFRASTRUCTURE FUND
Class A Shares (excluding sales charge)	8.89%	4.56%	-2.83%	7.40%	7.96% [2]
Class A Shares (including sales load)	3.69%	-0.38%	-4.39%	6.35%	7.00% [2]
Class C Shares (excluding sales charge)	8.43%	3.81%	-3.56%	6.56%	5.95% [3]
Class C Shares (including sales load)	7.43%	2.81%	-3.56%	6.56%	5.95% [3]
Class Y Shares	9.00%	4.82%	-2.58%	7.65%	8.36% [1]
Class I Shares	9.00%	4.90%	-2.58%	7.65%	8.37% [1]
Dow Jones Brookfield Global Infrastructure Composite Index[7]	9.96%	7.11%	1.43%	9.32%	9.84% [6]
GLOBAL REAL ESTATE FUND
Class A Shares (excluding sales charge)	4.89%	2.75%	4.29%	9.52%	9.18% [3]
Class A Shares (including sales load)	-0.10%	-2.15%	2.62%	8.46%	8.15% [3]
Class C Shares (excluding sales charge)	4.55%	2.00%	3.51%	8.72%	8.38% [3]
Class C Shares (including sales load)	3.55%	1.03%	3.51%	8.72%	8.38% [3]
Class Y Shares	5.02%	3.02%	4.51%	9.77%	11.66% [1]
Class I Shares	5.03%	3.02%	4.52%	9.78%	11.65% [1]
FTSE EPRA/NAREIT Developed Index[8]	5.37%	1.14%	4.56%	8.36%	10.42% [6]
U.S. REAL ESTATE FUND
Class A Shares (excluding sales charge)	2.20%	-0.35%	4.60%	N/A	9.29% [4]
Class A Shares (including sales load)	-2.68%	-5.12%	2.91%	N/A	7.80% [4]
Class C Shares (excluding sales charge)	1.73%	-1.08%	3.85%	N/A	8.52% [4]
Class C Shares (including sales load)	0.73%	-2.00%	3.85%	N/A	8.52% [4]
Class Y Shares	2.42%	0.01%	4.95%	N/A	9.65% [4]
Class I Shares	2.33%	-0.08%	4.86%	N/A	9.57% [4]
MSCI U.S. REIT Total Return Index[9]	2.66%	-1.82%	8.19%	N/A	12.42% [6]
REAL ASSETS SECURITIES FUND
Class A Shares (excluding sales charge)	7.00%	6.06%	N/A	N/A	0.51% [5]
Class A Shares (including sales load)	1.94%	1.07%	N/A	N/A	-1.35% [5]
Class C Shares (excluding sales charge)	6.50%	5.16%	N/A	N/A	-0.16% [5]
Class C Shares (including sales load)	5.50%	4.16%	N/A	N/A	-0.16% [5]
Class Y Shares	7.00%	6.03%	N/A	N/A	0.63% [5]
Class I Shares	6.89%	5.92%	N/A	N/A	0.55% [5]
MSCI World Index[10]	11.02%	18.86%	N/A	N/A	6.84% [6]
RAS Custom Benchmark[11]	7.75%	5.40%	N/A	N/A	1.91% [6]
† Returns for less than one year are not annualized.
1 Operations commenced on December 1, 2011.
2 Operations commenced on December 29, 2011.
3 Operations commenced on May 1, 2012.
4 Operations commenced on December 11, 2013.
5 Operations commenced on November 19, 2014.
6 Returns reference Class I's inception date.
7 The Dow Jones Brookfield Global Infrastructure Composite Index is calculated and maintained by S&P Dow Jones Indices and comprises infrastructure companies with at least 70% of its annual cash flows derived from owning and operating infrastructure assets, including Master Limited Partnerships (MLPs).
8 The FTSE EPRA/NAREIT Developed Index is calculated by the FTSE Group. Performance is calculated by price, total return and net total return and the Index is calculated daily. Constituents must meet minimum market capitalization, liquidity requirements, and real estate activity requirements in order to be included within the Index. North American and Asian companies must be of a minimum of US$200 million in market capitalization with liquidity of US$100 million. European companies are bound by €50 million (approximately $60 million) market cap minimum and liquidity of €25 million (approximately $30 million).
9 The MSCI U.S. REIT Total Return Index is a total return market capitalization-weighted index which prices once per day after market close. It is calculated by MSCI and is composed of equity REITs that are included in the MSCI U.S. Investable Market 2500 Index. The Index does not reflect deduction for fees, expenses or taxes.
2017 Semi-Annual Report5

Fund Performance  (Unaudited) (continued)
All Periods Ended June 30, 2017

10 The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed markets.
11 RAS Custom Benchmark refers to the Blended Index, as referenced in the Fund's prospectus. For the period from October 1, 2016 forward, the Blended Index consists of 35% FTSE EPRA/NAREIT Developed Index, 5% BofA Merrill Lynch Preferred Stock REITs 7% Constrained Index, 40% Dow Jones Brookfield Global Infrastructure Composite Index, 5% Alerian MLP Index, and 15% the BofA Merrill Lynch Real Asset Corporate & High Yield Index. For the period from November 19, 2014 through September 30, 2016, the Blended Index consists of 33.33% Dow Jones Brookfield Global Infrastructure Composite Index, 33.33% FTSE EPRA/NAREIT Developed Index, 13.33% the BofA Merrill Lynch Real Asset Corporate & High Yield Index, 10% S&P Global Natural Resources Index, 6.66% Bloomberg Commodity Index and 3.33% Barclays Global Inflation-Linked Index.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 855.244.4859. Through August 31, 2016, the Funds imposed a 2.00% redemption fee on shares redeemed within 60 days. Performance data does not reflect the imposition of the redemption fee and if it had, performance would have been lower. Performance shown including sales charge reflects the Class A maximum sales charge of 4.75% and the Class C Contingent Deferred Sales Charge (CDSC) of 1.00%. Performance data excluding sales charge does not reflect the deduction of the sales charge or CDSC and if reflected, the sales charge or fee would reduce the performance quoted.
Investment performance reflects fee waivers, expenses and reimbursements in effect. In the absence of such waivers, total return and NAV would be reduced.
6Brookfield Investment Management Inc.

Brookfield Global Listed Infrastructure Fund
Portfolio Characteristics  (Unaudited)
June 30, 2017

ASSET ALLOCATION BY GEOGRAPHY	Percent of Net Assets
United States	50.1%
Canada	12.8%
United Kingdom	6.7%
France	6.3%
Italy	5.8%
Spain	4.1%
Mexico	3.1%
Australia	1.7%
Brazil	1.3%
Denmark	1.3%
New Zealand	1.2%
Switzerland	1.2%
Japan	1.0%
Hong Kong	0.6%
China	0.5%
Other Assets in Excess of Liabilities	2.3%
Total	100.0%

ASSET ALLOCATION BY SECTOR
Pipelines	30.9%
Toll Roads	13.4%
Electricity Transmission & Distribution	12.4%
Telecommunication Services	10.0%
Midstream	7.4%
Electric Utilities & Generation	6.8%
Water	5.7%
Airports	3.9%
Energy	3.6%
Gas Utilities	2.3%
Other	1.3%
Other Assets in Excess of Liabilities	2.3%
Total	100.0%

TOP TEN HOLDINGS
American Tower Corp.	5.9%
TransCanada Corp.	5.1%
Enbridge, Inc.	5.0%
Kinder Morgan, Inc.	4.3%
Enterprise Products Partners LP	4.2%
PG&E Corp.	4.2%
National Grid PLC	3.8%
Energy Transfer Partners LP	3.6%
Edison International	3.5%
Vinci SA	3.2%
2017 Semi-Annual Report7

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited)
June 30, 2017

	Shares	Value
COMMON STOCKS – 97.7%
AUSTRALIA – 1.7%
Pipelines – 1.7%
APA Group	631,500	$ 4,449,678
Total AUSTRALIA		4,449,678
BRAZIL – 1.3%
Water – 1.3%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	370,000	3,522,400
Total BRAZIL		3,522,400
CANADA – 12.8%
Pipelines – 12.8%
Enbridge, Inc.	329,800	13,138,085
Pembina Pipeline Corp.	218,000	7,220,157
TransCanada Corp.	280,235	13,359,136
Total Pipelines		33,717,378
Total CANADA		33,717,378
CHINA – 0.5%
Pipelines – 0.5%
Beijing Enterprises Holdings Ltd.	281,200	1,355,859
Total CHINA		1,355,859
DENMARK – 1.3%
Other – 1.3%
DONG Energy A/S [1]	75,500	3,407,774
Total DENMARK		3,407,774
FRANCE – 6.3%
Airports – 0.5%
Aeroports de Paris	8,100	1,305,665
Toll Roads – 5.8%
Eiffage SA	42,500	3,860,751
Groupe Eurotunnel SE	276,000	2,944,794
Vinci SA	99,700	8,504,576
Total Toll Roads		15,310,121
Total FRANCE		16,615,786
HONG KONG – 0.6%
Gas Utilities – 0.6%
Hong Kong & China Gas Company Ltd.	834,194	1,568,851
Total HONG KONG		1,568,851
ITALY – 5.8%
Electric Utilities & Generation – 1.9%
Enel SpA	966,400	5,183,294
Pipelines – 0.7%
Italgas SpA	348,624	1,760,758
Toll Roads – 3.2%
Atlantia SpA	300,400	8,450,096
Total ITALY		15,394,148

See Notes to Financial Statements.
8Brookfield Investment Management Inc.

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Shares	Value
COMMON STOCKS (continued)
JAPAN – 1.0%
Gas Utilities – 1.0%
Tokyo Gas Company Ltd.	479,300	$ 2,496,528
Total JAPAN		2,496,528
MEXICO – 3.1%
Airports – 1.0%
Grupo Aeroportuario del Pacifico SAB de CV	238,700	2,689,670
Pipelines – 0.9%
Infraestructura Energetica Nova SAB de CV	446,400	2,379,242
Toll Roads – 1.2%
Promotora y Operadora de Infraestructura SAB de CV	254,800	3,043,771
Total MEXICO		8,112,683
NEW ZEALAND – 1.2%
Airports – 1.2%
Auckland International Airport Ltd.	627,200	3,277,241
Total NEW ZEALAND		3,277,241
SPAIN – 4.1%
Electricity Transmission & Distribution – 0.9%
Red Electrica Corporation SA	109,100	2,282,422
Toll Roads – 3.2%
Ferrovial SA	381,075	8,464,906
Total SPAIN		10,747,328
SWITZERLAND – 1.2%
Airports – 1.2%
Flughafen Zurich AG	12,435	3,054,039
Total SWITZERLAND		3,054,039
UNITED KINGDOM – 6.7%
Electricity Transmission & Distribution – 3.8%
National Grid PLC	800,532	9,919,032
Water – 2.9%
Pennon Group PLC	305,000	3,277,816
Severn Trent PLC	159,200	4,525,824
Total Water		7,803,640
Total UNITED KINGDOM		17,722,672
UNITED STATES – 50.1%
Electric Utilities & Generation – 4.9%
American Electric Power Company, Inc.	73,900	5,133,833
CMS Energy Corp.	53,500	2,474,375
FirstEnergy Corp.	87,100	2,539,836
Pattern Energy Group, Inc.	119,400	2,846,496
Total Electric Utilities & Generation		12,994,540
Electricity Transmission & Distribution – 7.7%
Edison International	118,200	9,242,058

See Notes to Financial Statements.
2017 Semi-Annual Report9

Brookfield Global Listed Infrastructure Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Shares	Value
COMMON STOCKS (continued)
PG&E Corp.	164,800	$ 10,937,776
Total Electricity Transmission & Distribution		20,179,834
Energy – 3.6%
Energy Transfer Partners LP	460,900	9,397,751
Gas Utilities – 0.7%
NiSource, Inc.	71,600	1,815,776
Midstream – 7.4%
Cheniere Energy, Inc. [2]	94,000	4,578,740
Phillips 66 Partners LP	46,600	2,302,972
Rice Midstream Partners LP	99,720	1,988,417
Targa Resources Corp.	19,100	863,320
The Williams Companies, Inc.	273,200	8,272,496
Western Gas Partners LP	28,500	1,594,290
Total Midstream		19,600,235
Pipelines – 14.3%
Boardwalk Pipeline Partners LP	147,600	2,658,276
Enbridge Energy Partners LP	139,400	2,230,400
Energy Transfer Equity LP	157,600	2,830,496
Enterprise Products Partners LP	413,469	11,196,741
Kinder Morgan, Inc.	594,600	11,392,536
MPLX LP	126,676	4,230,978
Plains All American Pipeline LP	119,800	3,147,146
Total Pipelines		37,686,573
Telecommunication Services – 10.0%
American Tower Corp.	116,733	15,446,111
Crown Castle International Corp.	25,500	2,554,590
SBA Communications Corp. [2]	62,900	8,485,210
Total Telecommunication Services		26,485,911
Water – 1.5%
American Water Works Company, Inc.	49,074	3,825,318
Total UNITED STATES		131,985,938
Total COMMON STOCKS (Cost $217,067,705)		257,428,303
Total Investments – 97.7% (Cost $217,067,705)		257,428,303
Other Assets in Excess of Liabilities – 2.3%		6,069,897
TOTAL NET ASSETS – 100.0%		$263,498,200

ADR— American Depositary Receipt.

1	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2017, the total value of all such securities was $3,407,774 or 1.3% of net assets.
2	— Non-income producing security.

See Notes to Financial Statements.
10Brookfield Investment Management Inc.

Brookfield Global Listed Real Estate Fund
Portfolio Characteristics  (Unaudited)
June 30, 2017

ASSET ALLOCATION BY GEOGRAPHY	Percent of Net Assets
United States	52.8%
United Kingdom	13.0%
Japan	11.3%
Germany	5.4%
Hong Kong	3.8%
Australia	3.8%
Singapore	3.0%
France	2.7%
China	1.1%
Spain	1.0%
Other Assets in Excess of Liabilities	2.1%
Total	100.0%

ASSET ALLOCATION BY SECTOR
Office	27.7%
Retail	22.0%
Residential	14.0%
Rental - Diversified	7.7%
Industrial	7.7%
Hotel	4.2%
Self Storage	3.5%
Net Lease	2.9%
Healthcare	2.6%
Datacenters	2.1%
Telecommunication Services	2.0%
Real Estate - Diversified	1.5%
Other Assets in Excess of Liabilities	2.1%
Total	100.0%

TOP TEN HOLDINGS
Simon Property Group, Inc.	7.4%
Mitsubishi Estate Company Ltd.	4.8%
Mitsui Fudosan Company Ltd.	4.0%
Land Securities Group PLC	4.0%
Prologis, Inc.	3.5%
Hammerson PLC	2.7%
Kilroy Realty Corp.	2.7%
Hongkong Land Holdings Ltd.	2.5%
Great Portland Estates PLC	2.5%
Mid-America Apartment Communities, Inc.	2.5%
2017 Semi-Annual Report11

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited)
June 30, 2017

	Shares	Value
COMMON STOCKS – 97.9%
AUSTRALIA – 3.8%
Rental - Diversified – 1.4%
Dexus	3,625,100	$ 26,392,810
Retail – 2.4%
Westfield Corp.	7,711,444	47,561,871
Total AUSTRALIA		73,954,681
CHINA – 1.1%
Office – 1.1%
SOHO China Ltd.	41,091,700	20,270,577
Total CHINA		20,270,577
FRANCE – 2.7%
Retail – 2.7%
Eurocommercial Properties NV	348,900	13,941,415
Unibail-Rodamco SE	150,819	38,002,982
Total Retail		51,944,397
Total FRANCE		51,944,397
GERMANY – 5.4%
Office – 1.9%
alstria office REIT-AG	2,658,978	35,958,828
Residential – 3.5%
Grand City Properties SA	1,396,387	28,039,132
Vonovia SE	1,021,155	40,627,936
Total Residential		68,667,068
Total GERMANY		104,625,896
HONG KONG – 3.8%
Office – 2.5%
Hongkong Land Holdings Ltd.	6,541,100	48,137,420
Real Estate - Diversified – 0.0%
Cheung Kong Property Holdings Ltd.	53,993	422,510
Rental - Diversified – 1.3%
The Wharf Holdings Ltd.	3,142,512	26,003,301
Total HONG KONG		74,563,231
JAPAN – 11.3%
Datacenters – 1.1%
Leopalace21 Corp.	3,483,925	21,672,485
Industrial – 0.2%
LaSalle Logiport REIT	2,844	2,865,390
Office – 9.2%
Hulic REIT, Inc.	5,505	8,589,709
Mitsubishi Estate Company Ltd.	4,946,255	92,459,358
Mitsui Fudosan Company Ltd.	3,282,500	78,643,802
Total Office		179,692,869

See Notes to Financial Statements.
12Brookfield Investment Management Inc.

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Shares	Value
COMMON STOCKS (continued)
Residential – 0.8%
Nippon Accommodations Fund, Inc.	3,818	$ 15,954,301
Total JAPAN		220,185,045
SINGAPORE – 3.0%
Office – 1.5%
Ascendas Real Estate Investment Trust	15,003,900	28,428,682
Real Estate - Diversified – 1.5%
City Developments Ltd.	3,729,000	29,047,476
Total SINGAPORE		57,476,158
SPAIN – 1.0%
Rental - Diversified – 1.0%
Merlin Properties Socimi SA	1,482,400	18,753,356
Total SPAIN		18,753,356
UNITED KINGDOM – 13.0%
Industrial – 0.9%
Tritax Big Box REIT PLC	8,867,326	16,885,085
Office – 4.5%
Derwent London PLC	1,150,202	39,756,551
Great Portland Estates PLC	6,176,851	48,085,017
Total Office		87,841,568
Rental - Diversified – 4.0%
Land Securities Group PLC	5,936,070	78,372,298
Residential – 0.9%
The UNITE Group PLC	1,993,602	16,851,426
Retail – 2.7%
Hammerson PLC	7,147,737	53,478,922
Total UNITED KINGDOM		253,429,299
UNITED STATES – 52.8%
Datacenters – 1.0%
QTS Realty Trust, Inc.	374,300	19,587,119
Healthcare – 2.6%
Medical Properties Trust, Inc.	609,376	7,842,669
Omega Healthcare Investors, Inc.	420,744	13,892,967
Welltower, Inc.	398,700	29,842,695
Total Healthcare		51,578,331
Hotel – 4.2%
Hersha Hospitality Trust	995,642	18,429,334
LaSalle Hotel Properties	654,300	19,498,140
Park Hotels & Resorts, Inc.	1,602,622	43,206,689
Total Hotel		81,134,163
Industrial – 6.6%
Duke Realty Corp.	1,452,677	40,602,322
Prologis, Inc.	1,160,700	68,063,448

See Notes to Financial Statements.
2017 Semi-Annual Report13

Brookfield Global Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Shares	Value
COMMON STOCKS (continued)
STAG Industrial, Inc.	690,389	$ 19,054,737
Total Industrial		127,720,507
Net Lease – 2.9%
Gramercy Property Trust	1,290,653	38,345,296
MGM Growth Properties LLC	653,494	19,075,490
Total Net Lease		57,420,786
Office – 7.0%
Hudson Pacific Properties, Inc.	1,222,951	41,812,695
Kilroy Realty Corp.	695,684	52,280,652
SL Green Realty Corp.	403,600	42,700,880
Total Office		136,794,227
Residential – 8.8%
American Campus Communities, Inc.	815,500	38,573,150
American Homes 4 Rent	2,097,403	47,338,386
Essex Property Trust, Inc.	146,711	37,744,339
Mid-America Apartment Communities, Inc.	455,028	47,950,850
Total Residential		171,606,725
Retail – 14.2%
Brixmor Property Group, Inc.	2,139,726	38,258,301
CBL & Associates Properties, Inc.	4,273,253	36,023,523
DDR Corp.	3,176,600	28,811,762
Federal Realty Investment Trust	222,700	28,147,053
Simon Property Group, Inc.	892,533	144,376,138
Total Retail		275,616,777
Self Storage – 3.5%
Life Storage, Inc.	336,000	24,897,600
Public Storage	205,300	42,811,209
Total Self Storage		67,708,809
Telecommunication Services – 2.0%
Crown Castle International Corp.	380,400	38,108,472
Total UNITED STATES		1,027,275,916
Total COMMON STOCKS (Cost $1,888,457,432)		1,902,478,556
Total Investments – 97.9% (Cost $1,888,457,432)		1,902,478,556
Other Assets in Excess of Liabilities – 2.1%		41,553,991
TOTAL NET ASSETS – 100.0%		$1,944,032,547

See Notes to Financial Statements.
14Brookfield Investment Management Inc.

Brookfield U.S. Listed Real Estate Fund
Portfolio Characteristics  (Unaudited)
June 30, 2017

ASSET ALLOCATION BY SECTOR	Percent of Net Assets
Retail	21.5%
Residential	16.8%
Office	14.4%
Industrial	11.5%
Hotel	8.4%
Healthcare	6.6%
Self Storage	6.3%
Net Lease	6.0%
Telecommunication Services	4.0%
Datacenters	3.1%
Other Assets in Excess of Liabilities	1.4%
Total	100.0%

TOP TEN HOLDINGS
Simon Property Group, Inc.	12.2%
Prologis, Inc.	6.6%
SL Green Realty Corp.	5.5%
American Homes 4 Rent	5.0%
Park Hotels & Resorts, Inc.	5.0%
American Campus Communities, Inc.	4.9%
Kilroy Realty Corp.	4.9%
Hudson Pacific Properties, Inc.	4.0%
Gramercy Property Trust	4.0%
Welltower, Inc.	4.0%
2017 Semi-Annual Report15

Brookfield U.S. Listed Real Estate Fund
Schedule of Investments (Unaudited)
June 30, 2017

	Shares	Value
COMMON STOCKS – 98.6%
Datacenters – 3.1%
QTS Realty Trust, Inc.	14,500	$ 758,785
Healthcare – 6.6%
Medical Properties Trust, Inc.	12,200	157,014
Omega Healthcare Investors, Inc.	14,659	484,040
Welltower, Inc.	12,900	965,565
Total Healthcare		1,606,619
Hotel – 8.4%
Hersha Hospitality Trust	19,232	355,984
LaSalle Hotel Properties	15,900	473,820
Park Hotels & Resorts, Inc.	45,036	1,214,171
Total Hotel		2,043,975
Industrial – 11.5%
Duke Realty Corp.	25,200	704,340
Prologis, Inc.	27,300	1,600,872
STAG Industrial, Inc.	18,000	496,800
Total Industrial		2,802,012
Net Lease – 6.0%
Gramercy Property Trust	32,766	973,478
MGM Growth Properties LLC	16,700	487,473
Total Net Lease		1,460,951
Office – 14.4%
Hudson Pacific Properties, Inc.	28,800	984,672
Kilroy Realty Corp.	16,000	1,202,400
SL Green Realty Corp.	12,600	1,333,080
Total Office		3,520,152
Residential – 16.8%
American Campus Communities, Inc.	25,500	1,206,150
American Homes 4 Rent	53,800	1,214,266
Essex Property Trust, Inc.	3,250	836,128
Mid-America Apartment Communities, Inc.	8,000	843,040
Total Residential		4,099,584
Retail – 21.5%
Brixmor Property Group, Inc.	36,200	647,256
CBL & Associates Properties, Inc.	93,787	790,625
Federal Realty Investment Trust	6,600	834,174
Simon Property Group, Inc.	18,449	2,984,310
Total Retail		5,256,365
Self Storage – 6.3%
Life Storage, Inc.	8,500	629,850
Public Storage	4,400	917,532
Total Self Storage		1,547,382

See Notes to Financial Statements.
16Brookfield Investment Management Inc.

Brookfield U.S. Listed Real Estate Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Shares	Value
COMMON STOCKS (continued)
Telecommunication Services – 4.0%
Crown Castle International Corp.	9,600	$ 961,728
Total COMMON STOCKS (Cost $23,202,737)		24,057,553
Total Investments – 98.6% (Cost $23,202,737)		24,057,553
Other Assets in Excess of Liabilities – 1.4%		353,946
TOTAL NET ASSETS – 100.0%		$ 24,411,499

See Notes to Financial Statements.
2017 Semi-Annual Report17

Brookfield Real Assets Securities Fund
Portfolio Characteristics  (Unaudited)
June 30, 2017

ASSET ALLOCATION BY SECTOR	Percent of Total Investments
Real Estate Equities
— Core Real Estate	33.6%
— REIT Preferreds	5.1%
Total Real Estate Equities	38.7%
Infrastructure Equities
— Core Infrastructure	42.4%
— MLPs	5.8%
Total Infrastructure Equities	48.2%
Real Asset Debt	9.9%
Cash & Other	3.2%
Total	100.0%

ASSET ALLOCATION BY GEOGRAPHY	Percent of Net Assets
United States	56.1%
United Kingdom	7.4%
Canada	6.8%
France	4.1%
Japan	3.9%
Italy	2.8%
Spain	2.5%
Australia	1.9%
Germany	1.6%
Hong Kong	1.5%
Mexico	1.2%
Singapore	0.9%
Denmark	0.7%
New Zealand	0.6%
Switzerland	0.5%
Brazil	0.5%
China	0.5%
Luxembourg	0.2%
Other Assets in Excess of Liabilities	6.3%
Total	100.0%

ASSET ALLOCATION BY SECURITY TYPE	Percent of Net Assets
Common Stocks	79.2%
Convertible Preferred Stocks	1.2%
Corporate Bonds	9.6%
Preferred Stocks	3.7%
Other Assets in Excess of Liabilities	6.3%
Total	100.0%

18Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Portfolio Characteristics  (Unaudited) (continued)
June 30, 2017

TOP TEN HOLDINGS	Percent of Net Assets
American Tower Corp.	3.1%
Simon Property Group, Inc.	2.6%
TransCanada Corp.	2.4%
National Grid PLC	2.2%
PG&E Corp.	2.1%
Kinder Morgan, Inc.	2.1%
Enbridge, Inc.	2.1%
Vinci SA	1.8%
Edison International	1.8%
Ferrovial SA	1.8%
2017 Semi-Annual Report19

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited)
June 30, 2017

	Shares	Value
COMMON STOCKS – 79.2%
AUSTRALIA – 1.9%
Pipelines – 0.8%
APA Group	75,800	$ 534,102
Rental - Diversified – 0.4%
Dexus	41,000	298,504
Retail – 0.7%
Westfield Corp.	84,330	520,122
Total AUSTRALIA		1,352,728
BRAZIL – 0.5%
Water – 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	38,100	362,712
Total BRAZIL		362,712
CANADA – 5.9%
Pipelines – 5.9%
Enbridge, Inc.	5,904	235,038
Enbridge, Inc.	36,200	1,442,082
Pembina Pipeline Corp.	25,000	828,000
TransCanada Corp.	34,671	1,652,808
Total Pipelines		4,157,928
Total CANADA		4,157,928
CHINA – 0.5%
Office – 0.3%
SOHO China Ltd.	346,300	170,830
Pipelines – 0.2%
Beijing Enterprises Holdings Ltd.	33,500	161,527
Total CHINA		332,357
DENMARK – 0.7%
Other – 0.7%
DONG Energy A/S [1]	10,800	487,470
Total DENMARK		487,470
FRANCE – 4.1%
Airports – 0.3%
Aeroports de Paris	1,000	161,193
Retail – 0.8%
Eurocommercial Properties NV	3,700	147,845
Unibail-Rodamco SE	1,700	428,362
Total Retail		576,207
Toll Roads – 3.0%
Eiffage SA	5,000	454,206
Groupe Eurotunnel SE	35,300	376,635
Vinci SA	15,000	1,279,525
Total Toll Roads		2,110,366
Total FRANCE		2,847,766

See Notes to Financial Statements.
20Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Shares	Value
COMMON STOCKS (continued)
GERMANY – 1.6%
Office – 0.6%
alstria office REIT-AG	29,986	$ 405,517
Residential – 1.0%
Grand City Properties SA	15,510	311,437
Vonovia SE	10,916	434,307
Total Residential		745,744
Total GERMANY		1,151,261
HONG KONG – 1.5%
Gas Utilities – 0.3%
Hong Kong & China Gas Company Ltd.	121,374	228,266
Office – 0.8%
Hongkong Land Holdings Ltd.	69,543	511,782
Rental - Diversified – 0.4%
The Wharf Holdings Ltd.	35,487	293,644
Total HONG KONG		1,033,692
ITALY – 2.8%
Electric Utilities & Generation – 0.9%
Enel SpA	118,200	633,967
Pipelines – 0.4%
Italgas SpA	48,273	243,808
Toll Roads – 1.5%
Atlantia SpA	38,100	1,071,733
Total ITALY		1,949,508
JAPAN – 3.9%
Datacenters – 0.3%
Leopalace21 Corp.	36,804	228,947
Gas Utilities – 0.5%
Tokyo Gas Company Ltd.	66,000	343,774
Office – 2.8%
Hulic REIT, Inc.	66	102,983
Mitsubishi Estate Company Ltd.	54,650	1,021,561
Mitsui Fudosan Company Ltd.	36,300	869,694
Total Office		1,994,238
Residential – 0.3%
Nippon Accommodations Fund, Inc.	46	192,221
Total JAPAN		2,759,180
MEXICO – 1.2%
Airports – 0.4%
Grupo Aeroportuario del Pacifico SAB de CV	24,800	279,446
Pipelines – 0.4%
Infraestructura Energetica Nova SAB de CV	53,300	284,081

See Notes to Financial Statements.
2017 Semi-Annual Report21

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Shares	Value
COMMON STOCKS (continued)
Toll Roads – 0.4%
Promotora y Operadora de Infraestructura SAB de CV	25,700	$ 307,005
Total MEXICO		870,532
NEW ZEALAND – 0.6%
Airports – 0.6%
Auckland International Airport Ltd.	73,700	385,097
Total NEW ZEALAND		385,097
SINGAPORE – 0.9%
Office – 0.4%
Ascendas Real Estate Investment Trust	165,900	314,340
Real Estate - Diversified – 0.5%
City Developments Ltd.	43,100	335,732
Total SINGAPORE		650,072
SPAIN – 2.5%
Electricity Transmission & Distribution – 0.4%
Red Electrica Corporation SA	13,000	271,966
Rental - Diversified – 0.3%
Merlin Properties Socimi SA	16,800	212,531
Toll Roads – 1.8%
Ferrovial SA	55,702	1,237,321
Total SPAIN		1,721,818
SWITZERLAND – 0.5%
Airports – 0.5%
Flughafen Zurich AG	1,550	380,680
Total SWITZERLAND		380,680
UNITED KINGDOM – 7.4%
Electricity Transmission & Distribution – 2.2%
National Grid PLC	124,333	1,540,555
Industrial – 0.3%
Tritax Big Box REIT PLC	97,100	184,897
Office – 1.4%
Derwent London PLC	13,000	449,343
Great Portland Estates PLC	69,668	542,348
Total Office		991,691
Rental - Diversified – 1.2%
Land Securities Group PLC	62,161	820,695
Residential – 0.2%
The UNITE Group PLC	14,500	122,565
Retail – 0.8%
Hammerson PLC	77,326	578,548
Water – 1.3%
Pennon Group PLC	36,000	386,890

See Notes to Financial Statements.
22Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Shares	Value
COMMON STOCKS (continued)
Severn Trent PLC	18,700	$ 531,613
Total Water		918,503
Total UNITED KINGDOM		5,157,454
UNITED STATES – 42.7%
Datacenters – 0.4%
QTS Realty Trust, Inc.	4,900	256,417
Electric Utilities & Generation – 2.3%
American Electric Power Company, Inc.	10,000	694,700
CMS Energy Corp.	6,000	277,500
FirstEnergy Corp.	9,600	279,936
Pattern Energy Group, Inc.	14,400	343,296
Total Electric Utilities & Generation		1,595,432
Electricity Transmission & Distribution – 4.9%
Edison International	16,000	1,251,040
PG&E Corp.	22,500	1,493,325
Sempra Energy	6,200	699,050
Total Electricity Transmission & Distribution		3,443,415
Energy – 1.0%
Energy Transfer Partners LP	34,805	709,674
Gas Utilities – 0.4%
NiSource, Inc.	12,100	306,856
Healthcare – 0.9%
Medical Properties Trust, Inc.	3,600	46,332
Omega Healthcare Investors, Inc.	5,708	188,478
Welltower, Inc.	5,060	378,741
Total Healthcare		613,551
Hotel – 1.5%
Hersha Hospitality Trust	13,500	249,885
LaSalle Hotel Properties	8,300	247,340
Park Hotels & Resorts, Inc.	21,130	569,665
Total Hotel		1,066,890
Industrial – 2.4%
Duke Realty Corp.	20,000	559,000
Prologis, Inc.	15,100	885,464
STAG Industrial, Inc.	9,300	256,680
Total Industrial		1,701,144
Midstream – 4.3%
Cheniere Energy, Inc. [2]	14,900	725,779
Cone Midstream Partners LP	2,100	39,795
Enable Midstream Partners LP	5,100	81,294
EQT Midstream Partners LP	3,820	285,086
Phillips 66 Partners LP	4,200	207,564
Rice Midstream Partners LP	11,464	228,592
Targa Resources Corp.	3,410	154,132
The Williams Companies, Inc.	32,500	984,100

See Notes to Financial Statements.
2017 Semi-Annual Report23

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Shares	Value
COMMON STOCKS (continued)
Western Gas Partners LP	5,520	$ 308,789
Total Midstream		3,015,131
Net Lease – 1.1%
Gramercy Property Trust	17,122	508,694
MGM Growth Properties LLC	8,798	256,814
Total Net Lease		765,508
Office – 2.6%
Hudson Pacific Properties, Inc.	16,710	571,315
Kilroy Realty Corp.	9,300	698,895
SL Green Realty Corp.	5,400	571,320
Total Office		1,841,530
Oil Gas Transportation & Distribution – 0.2%
Tesoro Logistics LP	2,400	124,056
Pipelines – 4.8%
Boardwalk Pipeline Partners LP	19,900	358,399
Buckeye Partners LP	1,230	78,634
Enbridge Energy Management LLC [2]	1	11
Enbridge Energy Partners LP	8,050	128,800
Enterprise Products Partners LP	23,395	633,537
Kinder Morgan, Inc.	77,200	1,479,152
MPLX LP	8,400	280,560
NuStar GP Holdings LLC	3,300	80,685
Plains All American Pipeline LP	7,600	199,652
Williams Partners LP	3,979	159,598
Total Pipelines		3,399,028
Residential – 3.3%
American Campus Communities, Inc.	10,600	501,380
American Homes 4 Rent	28,373	640,378
Essex Property Trust, Inc.	1,963	505,021
Mid-America Apartment Communities, Inc.	6,000	632,280
Total Residential		2,279,059
Retail – 4.9%
Brixmor Property Group, Inc.	27,453	490,860
CBL & Associates Properties, Inc.	50,362	424,552
DDR Corp.	41,000	371,870
Federal Realty Investment Trust	3,000	379,170
Simon Property Group, Inc.	11,165	1,806,050
Total Retail		3,472,502
Self Storage – 1.2%
Life Storage, Inc.	3,700	274,170
Public Storage	2,700	563,031
Total Self Storage		837,201
Services – 0.0%
Hilton Worldwide Holdings, Inc.	1	62

See Notes to Financial Statements.
24Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Shares	Value
COMMON STOCKS (continued)
Telecommunication Services – 5.8%
American Tower Corp.	16,200	$ 2,143,584
Crown Castle International Corp.	7,900	791,422
SBA Communications Corp. [2]	8,300	1,119,670
Total Telecommunication Services		4,054,676
Water – 0.7%
American Water Works Company, Inc.	6,400	498,880
Total UNITED STATES		29,981,012
Total COMMON STOCKS (Cost $52,197,565)		55,581,267
CONVERTIBLE PREFERRED STOCKS – 1.2%
UNITED STATES – 1.2%
Healthcare – 0.3%
Welltower, Inc., Series I, 6.50%	2,800	185,528
Net Lease – 0.2%
Lexington Realty Trust, Series C, 6.50%	2,959	149,430
Office – 0.7%
Equity Commonwealth, Series D, 6.50%	20,624	535,502
Total UNITED STATES		870,460
Total CONVERTIBLE PREFERRED STOCKS (Cost $847,502)		870,460

	Principal Amount (000s)	Value
CORPORATE BONDS – 9.6%
CANADA – 0.9%
Energy – 0.5%
MEG Energy Corp., 6.50%, 01/15/25 [1]	$ 150	$ 136,500
Precision Drilling Corp., 6.63%, 11/15/20	105	102,280
Trinidad Drilling Ltd., 6.63%, 02/15/25 [1]	125	118,750
Total Energy		357,530
Metals & Mining – 0.4%
Hudbay Minerals, Inc., 7.63%, 01/15/25 [1]	150	157,125
Kinross Gold Corp., 5.95%, 03/15/24	100	110,469
Total Metals & Mining		267,594
Total CANADA		625,124
LUXEMBOURG – 0.2%
Metals & Mining – 0.2%
ArcelorMittal, 6.13%, 06/01/25	150	168,000
Total LUXEMBOURG		168,000
UNITED STATES – 8.5%
Construction & Building Materials – 0.4%
PulteGroup, Inc., 6.38%, 05/15/33	100	104,500
Toll Brothers Finance Corp., 4.88%, 11/15/25	150	155,625
Total Construction & Building Materials		260,125

See Notes to Financial Statements.
2017 Semi-Annual Report25

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Principal Amount (000s)	Value
CORPORATE BONDS (continued)
Energy – 0.7%
Concho Resources, Inc., 5.50%, 04/01/23	$ 125	$ 128,437
EP Energy LLC, 6.38%, 06/15/23	200	117,500
Pattern Energy Group, Inc., 5.88%, 02/01/24 [1]	100	105,250
Range Resources Corp., 5.75%, 06/01/21 [1]	150	153,000
Total Energy		504,187
Health Facilities – 0.6%
HCA, Inc., 5.25%, 06/15/26	250	269,625
Tenet Healthcare Corp., 8.13%, 04/01/22	125	132,656
Total Health Facilities		402,281
Infrastructure Services – 0.1%
Terex Corp., 5.63%, 02/01/25 [1]	100	102,875
Leisure – 0.7%
Boyd Gaming Corp., 6.38%, 04/01/26	150	162,188
GLP Capital LP, 5.38%, 04/15/26	125	136,536
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24	150	163,500
Total Leisure		462,224
Media – 1.0%
CCO Holdings LLC, 5.75%, 01/15/24	125	131,719
CCO Holdings LLC, 5.88%, 05/01/27 [1]	125	133,594
CSC Holdings LLC, 5.25%, 06/01/24	250	255,025
Mediacom Broadband LLC, 6.38%, 04/01/23	150	156,733
Total Media		677,071
Metals & Mining – 0.2%
AK Steel Corp., 7.63%, 10/01/21	150	156,048
Oil Gas Transportation & Distribution – 1.2%
AmeriGas Partners LP, 5.50%, 05/20/25	100	102,000
Antero Midstream Partners LP, 5.38%, 09/15/24 [1]	150	153,375
Blue Racer Midstream LLC, 6.13%, 11/15/22 [1]	100	100,750
Crestwood Midstream Partners LP, 6.25%, 04/01/23	100	101,500
MPLX LP, 4.88%, 12/01/24	100	106,617
Suburban Propane Partners LP, 5.50%, 06/01/24	100	99,500
Targa Resources Partners LP, 5.25%, 05/01/23	150	153,750
Total Oil Gas Transportation & Distribution		817,492
Real Estate – 0.3%
Hospitality Properties Trust, 4.95%, 02/15/27	100	104,424
Lamar Media Corp., 5.38%, 01/15/24	125	130,625
Total Real Estate		235,049
Services – 0.3%
United Rentals North America, Inc., 5.75%, 11/15/24	175	183,313
Telecommunication Services – 2.0%
CenturyLink, Inc., 7.65%, 03/15/42	150	139,313
Crown Castle International Corp., 5.25%, 01/15/23	100	111,084
CyrusOne LP, 5.38%, 03/15/27 [1]	150	156,187

See Notes to Financial Statements.
26Brookfield Investment Management Inc.

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Principal Amount (000s)	Value
CORPORATE BONDS (continued)
FairPoint Communications, Inc., 8.75%, 08/15/19 [1]	$ 200	$ 205,470
Frontier Communications Corp., 11.00%, 09/15/25	175	162,312
Level 3 Financing, Inc., 5.38%, 05/01/25	150	157,875
Sprint Capital Corp., 6.88%, 11/15/28	100	111,157
T-Mobile USA, Inc., 6.50%, 01/15/26	100	110,375
Windstream Services LLC, 7.50%, 06/01/22	175	156,187
Zayo Group LLC, 6.00%, 04/01/23	125	131,563
Total Telecommunication Services		1,441,523
Transportation – 0.3%
Teekay Offshore Partners LP, 6.00%, 07/30/19 [3] (Acquired 11/19/14, Cost $98,553, 0.1%)	100	79,000
Watco Companies LLC, 6.38%, 04/01/23 [1]	100	104,250
Total Transportation		183,250
Utility – 0.7%
AES Corp., 4.88%, 05/15/23	100	101,875
Calpine Corp., 5.75%, 01/15/25	100	93,750
Dynegy, Inc., 6.75%, 11/01/19	100	103,125
NRG Energy, Inc., 6.25%, 07/15/22	100	102,625
NRG Yield Operating LLC, 5.38%, 08/15/24	100	104,875
Total Utility		506,250
Total UNITED STATES		5,931,688
Total CORPORATE BONDS (Cost $6,730,747)		6,724,812

	Shares	Value
PREFERRED STOCKS – 3.7%
UNITED STATES – 3.7%
Datacenters – 0.3%
CoreSite Realty Corp., Series A, 7.25%	7,561	$ 193,410
Digital Realty Trust, Inc., Series G, 5.88%	2,289	58,530
Total Datacenters		251,940
Industrial – 0.1%
Rexford Industrial Realty, Inc., Series A, 5.88%	2,800	70,532
Midstream – 0.2%
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	5,000	125,150
Net Lease – 0.6%
Gramercy Property Trust, Series A, 7.13%	11,658	314,766
National Retail Properties, Inc., Series F, 5.20%	4,600	111,550
Total Net Lease		426,316
Office – 0.2%
Kilroy Realty Corp., Series H, 6.38%	2,642	67,199
Vornado Realty Trust, Series L, 5.40%	2,000	50,600
Total Office		117,799
Residential – 1.2%
American Homes 4 Rent, Series A, 5.00% [4]	14,881	424,704

See Notes to Financial Statements.
2017 Semi-Annual Report27

Brookfield Real Assets Securities Fund
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Shares	Value
PREFERRED STOCKS (continued)
American Homes 4 Rent, Series C, 5.50% [4]	5,600	$ 156,800
American Homes 4 Rent, Series E, 6.35%	6,300	162,792
American Homes 4 Rent, Series F, 5.88%	3,600	90,180
Total Residential		834,476
Retail – 0.2%
DDR Corp., Series K, 6.25%	5,632	141,251
Self Storage – 0.9%
Public Storage, Series D, 4.95%	23,300	571,316
Public Storage, Series V, 5.38%	1,400	35,350
Total Self Storage		606,666
Total UNITED STATES		2,574,130
Total PREFERRED STOCKS (Cost $2,541,578)		2,574,130
Total Investments – 93.7% (Cost $62,317,392)		65,750,669
Other Assets in Excess of Liabilities – 6.3%		4,455,845
TOTAL NET ASSETS – 100.0%		$ 70,206,514

ADR— American Depositary Receipt.

1	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2017, the total value of all such securities was $2,114,596 or 3.0% of net assets.
2	— Non-income producing security.
3	— Restricted Illiquid Securities - Securities that the Adviser has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. The values in the parenthesis represent the acquisition date, cost and the percentage of net assets, respectively. As of June 30, 2017, the total value of all such securities was $79,000 or 0.1% of net assets.
4	— Security is a “step up” bond where the coupon increases or steps up at a predetermined date.

See Notes to Financial Statements.
28Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2017

	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Assets:
Investments in securities, at value (Note 2)	$257,428,303	$1,902,478,556	$24,057,553	$65,750,669
Cash	4,179,047	32,265,076	57,273	3,579,130
Foreign currency	—	12,667	—	—
Dividends and interest receivable	1,396,238	8,222,232	121,838	364,204
Receivable for investments sold	1,395,260	37,196,483	430,036	2,922,445
Receivable for fund shares sold	24,700	8,851,542	—	40,000
Receivable from Adviser, net (Note 3)	—	—	7,064	—
Prepaid expenses	66,987	169,469	52,365	46,742
Total assets	264,490,535	1,989,196,025	24,726,129	72,703,190
Liabilities:
Payable for investments purchased	—	42,927,442	253,368	2,389,544
Payable for fund shares purchased	509,765	570,912	9,661	—
Distribution fee payable	219,392	34,722	4,461	35
Investment advisory fee payable, net (Note 3)	166,997	1,182,502	—	25,636
Administration fee payable, net (Note 3)	32,534	243,980	—	8,606
Trustees' fee payable	7,728	15,212	3,284	2,977
Accrued expenses	55,919	188,708	43,856	69,878
Total liabilities	992,335	45,163,478	314,630	2,496,676
Commitments and contingencies (Note 9)
Net Assets	$263,498,200	$1,944,032,547	$24,411,499	$70,206,514
Composition of Net Assets:
Paid-in capital (Note 6)	$262,209,984	$1,938,922,538	$23,779,848	$72,654,149
Distributions in excess of net investment income	(7,537,035)	(20,383,097)	(211,046)	(708,470)
Accumulated net realized gain (loss) on investments, swap contracts and foreign currency transactions	(31,537,701)	11,469,188	(12,119)	(5,173,057)
Net unrealized appreciation on investments, swap contracts and foreign currency translations	40,362,952	14,023,918	854,816	3,433,892
Net assets applicable to capital shares outstanding	$263,498,200	$1,944,032,547	$24,411,499	$70,206,514
Total investments at cost	$217,067,705	$1,888,457,432	$23,202,737	$62,317,392
Foreign currency at cost	$ —	$ 12,624	$ —	$ —
Net Assets
Class A Shares — Net Assets	$ 18,057,102	$ 9,827,223	$ 88,851	$ 1,014
Shares outstanding	1,412,448	757,109	8,536	109
Net asset value and redemption price per share	$ 12.78	$ 12.98	$ 10.41	$ 9.33*
Offering price per share based on a maximum sales charge of 4.75%	$ 13.42	$ 13.63	$ 10.93	$ 9.80
Class C Shares — Net Assets	$ 12,564,589	$ 6,437,950	$ 511,240	$ 996
Shares outstanding	994,632	498,493	49,244	107
Net asset value and redemption price per share	$ 12.63	$ 12.91	$ 10.38	$ 9.33*
Class Y Shares — Net Assets	$ 50,973,733	$1,512,846,258	$ 26,169	$ 6,550,023
Shares outstanding	3,978,349	116,354,407	2,520	707,733
Net asset value and redemption price per share	$ 12.81	$ 13.00	$ 10.38	$ 9.25
Class I Shares — Net Assets	$181,902,776	$ 414,921,116	$23,785,239	$63,654,481
Shares outstanding	14,189,775	31,942,529	2,298,319	6,887,942
Net asset value and redemption price per share	$ 12.82	$ 12.99	$ 10.35	$ 9.24

*	Net asset value does not calculate due to fractional shares outstanding.

See Notes to Financial Statements.
2017 Semi-Annual Report29

BROOKFIELD INVESTMENT FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2017

	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Investment Income:
Dividends (net of foreign withholding tax of $254,804, $1,617,228, $0 and $51,897)	$ 4,476,411	$34,657,648	$ 663,576	$1,024,395
Interest	—	—	—	216,886
Total investment income	4,476,411	34,657,648	663,576	1,241,281
Expenses:
Investment advisory fees (Note 3)	1,111,938	6,586,094	134,200	272,368
Administration fees (Note 3)	196,224	1,317,219	26,840	48,065
Distribution fees — Class A	24,042	14,910	111	2
Distribution fees — Class C	67,703	32,534	2,646	5
Fund accounting fees	57,459	125,970	32,294	44,749
Transfer agent fees	42,308	77,132	26,513	27,223
Registration fees	40,125	78,459	35,588	34,741
Custodian fees	30,993	113,432	5,636	23,018
Trustees' fees	30,301	103,444	16,656	17,520
Legal fees	21,572	74,765	11,876	12,573
Audit and tax services	20,432	16,616	19,321	21,794
Reports to shareholders	9,797	74,991	2,194	2,411
Insurance	8,661	34,145	1,152	2,109
Miscellaneous	6,956	11,709	3,847	3,974
Interest expense	3,852	—	58	—
Total operating expenses	1,672,363	8,661,420	318,932	510,552
Less expenses reimbursed by the investment adviser (Note 3)	(141,642)	(271,589)	(146,189)	(158,068)
Net expenses	1,530,721	8,389,831	172,743	352,484
Net investment income	2,945,690	26,267,817	490,833	888,797
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Foreign Currency Translations:
Net realized gain (loss) on:
Investments	16,908,141	26,234,285	299,091	635,412
Foreign currency transactions	(2,472)	(145,555)	—	(2,549)
Net realized gain	16,905,669	26,088,730	299,091	632,863
Net change in unrealized appreciation (depreciation) on:
Investments	2,881,681	29,647,790	(170,727)	2,688,941
Foreign currency translations	18,953	25,508	—	859
Net change in unrealized appreciation (depreciation)	2,900,634	29,673,298	(170,727)	2,689,800
Net realized and unrealized gain	19,806,303	55,762,028	128,364	3,322,663
Net increase in net assets resulting from operations	$22,751,993	$82,029,845	$ 619,197	$4,211,460

See Notes to Financial Statements.
30Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Statements of Changes in Net Assets

	Infrastructure Fund		Global Real Estate Fund
	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$ 2,945,690	$ 4,346,875	$ 26,267,817	$ 25,259,394
Net realized gain (loss) on investments and foreign currency transactions	16,905,669	(8,542,069)	26,088,730	49,216,970
Net unrealized appreciation on investments and foreign currency translations	2,900,634	41,483,355	29,673,298	6,506,160
Net increase in net assets resulting from operations	22,751,993	37,288,161	82,029,845	80,982,524
Distributions to Shareholders:
From net investment income:
Class A shares	(350,717)	(365,323)	(205,187)	(673,700)
Class C shares	(203,910)	(196,207)	(98,872)	(201,059)
Class Y shares	(1,061,168)	(1,319,060)	(28,232,268)	(33,139,091)
Class I shares	(3,526,119)	(3,484,368)	(8,675,290)	(15,178,517)
From net realized gain on investments:
Class A shares	—	—	—	(342,999)
Class C shares	—	—	—	(160,290)
Class Y shares	—	—	—	(22,344,289)
Class I shares	—	—	—	(9,163,040)
From return of capital:
Class A shares	—	(534,766)	—	(21,199)
Class C shares	—	(287,210)	—	(6,327)
Class Y shares	—	(1,930,857)	—	(1,042,786)
Class I shares	—	(5,100,464)	—	(477,622)
Total distributions paid	(5,141,914)	(13,218,255)	(37,211,617)	(82,750,919)
Capital Share Transactions (Note 6):
Subscriptions	26,720,181	75,793,676	619,370,915	582,722,316
Reinvestment of distributions	4,729,179	12,417,373	27,763,384	72,415,018
Redemptions	(37,767,415)	(174,590,212)	(211,891,735)	(395,728,822)
Redemption fees[1]	—	13,485	—	33,297
Net increase (decrease) in capital share transactions	(6,318,055)	(86,365,678)	435,242,564	259,441,809
Total increase (decrease) in net assets	11,292,024	(62,295,772)	480,060,792	257,673,414
Net Assets:
Beginning of period	252,206,176	314,501,948	1,463,971,755	1,206,298,341
End of period	$263,498,200	$ 252,206,176	$1,944,032,547	$1,463,971,755
Distributions in excess of net investment income	$ (7,537,035)	$ (5,340,810)	$ (20,383,097)	$ (9,439,297)

[1]	Redemption fees were eliminated effective September 1, 2016.

See Notes to Financial Statements.
2017 Semi-Annual Report31

BROOKFIELD INVESTMENT FUNDS
Statements of Changes in Net Assets (continued)

	U.S. Real Estate Fund		Real Assets Securities Fund
	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$ 490,833	$ 804,775	$ 888,797	$ 1,325,010
Net realized gain (loss) on investments, swap contracts, and foreign currency transactions	299,091	2,383,574	632,863	(2,301,151)
Net unrealized appreciation (depreciation) on investments, swap contracts, and foreign currency translations	(170,727)	565,222	2,689,800	6,894,259
Net increase in net assets resulting from operations	619,197	3,753,571	4,211,460	5,918,118
Distributions to Shareholders:
From net investment income:
Class A shares	(1,770)	(2,743)	(18)	(23)
Class C shares	(8,001)	(10,092)	(14)	(19)
Class Y shares	(4,348)	(15,980)	(109,294)	(105,696)
Class I shares	(687,760)	(1,416,910)	(1,211,710)	(1,513,666)
From net realized gain on investments:
Class A shares	—	(3,672)	—	—
Class C shares	—	(23,273)	—	—
Class Y shares	—	(38,759)	—	—
Class I shares	—	(2,360,667)	—	—
From return of capital:
Class A shares	—	(46)	—	(11)
Class C shares	—	(170)	—	(9)
Class Y shares	—	(270)	—	(48,963)
Class I shares	—	(23,934)	—	(701,198)
Total distributions paid	(701,879)	(3,896,516)	(1,321,036)	(2,369,585)
Capital Share Transactions (Note 6):
Subscriptions	293,688	917,530	6,098,617	2,526,247
Reinvestment of distributions	630,251	3,820,578	1,209,704	2,229,810
Redemptions	(23,226,798)	(10,319,230)	(551,499)	(210,514)
Net increase (decrease) in capital share transactions	(22,302,859)	(5,581,122)	6,756,822	4,545,543
Total increase (decrease) in net assets	(22,385,541)	(5,724,067)	9,647,246	8,094,076
Net Assets:
Beginning of period	46,797,040	52,521,107	60,559,268	52,465,192
End of period	$ 24,411,499	$ 46,797,040	$70,206,514	$60,559,268
Distributions in excess of net investment income	$ (211,046)	$ —	$ (708,470)	$ (276,231)

See Notes to Financial Statements.
32Brookfield Investment Management Inc.

Brookfield Global Listed Infrastructure Fund
Financial Highlights

	Per Share Operating Performance:											Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(2)	Net realized and unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid	Redemption fees(6)	Net asset value, end of period	Total Investment Return†	Net assets, end of period (000s)	Gross operating expenses	Net expenses, including fee waivers and reimbursement and excluding interest expense	Net investment income	Net investment income, excluding the effect of fee waivers and reimbursement	Portfolio turnover rate
Class A:
June 30, 2017(7)	$11.97	0.13	0.92	1.05	(0.24)	—	—	(0.24)	—	$12.78	8.89% (4)	$ 18,057	1.46% (5)	1.35% (5)	2.00% (5)	1.89% (5)	51% (4)
December 31, 2016	$11.06	0.12	1.25	1.37	(0.19)	—	(0.27)	(0.46)	0.00 (3)	$11.97	12.38%	$ 20,006	1.43%	1.35%	1.05%	0.97%	100%
December 31, 2015	$14.15	0.15	(2.83)	(2.68)	(0.10)	—	(0.31)	(0.41)	0.00 (3)	$11.06	-19.28%	$ 31,989	1.41%	1.35%	1.13%	1.07%	98%
December 31, 2014	$13.91	0.15	0.88	1.03	(0.22)	(0.57)	—	(0.79)	0.00 (3)	$14.15	7.27%	$ 74,164	1.44%	1.35%	1.01%	0.92%	85%
December 31, 2013	$11.61	0.17	2.46	2.63	(0.22)	(0.11)	—	(0.33)	0.00 (3)	$13.91	22.86%	$104,349	1.51%	1.35%	1.30%	1.14%	64%
December 31, 2012	$10.15	0.21	1.50	1.71	(0.11)	(0.14)	—	(0.25)	0.00 (3)	$11.61	16.87%	$ 16,547	2.16%	1.42%	1.85%	1.11%	88%
Class C:
June 30, 2017(7)	$11.83	0.08	0.91	0.99	(0.19)	—	—	(0.19)	—	$12.63	8.43% (4)	$ 12,565	2.21% (5)	2.10% (5)	1.24% (5)	1.13% (5)	51% (4)
December 31, 2016	$10.93	0.04	1.23	1.27	(0.15)	—	(0.22)	(0.37)	—	$11.83	11.60%	$ 13,935	2.18%	2.10%	0.32%	0.24%	100%
December 31, 2015	$13.98	0.05	(2.79)	(2.74)	(0.08)	—	(0.23)	(0.31)	0.00 (3)	$10.93	-19.91%	$ 18,026	2.16%	2.10%	0.41%	0.35%	98%
December 31, 2014	$13.80	0.04	0.86	0.90	(0.15)	(0.57)	—	(0.72)	0.00 (3)	$13.98	6.41%	$ 33,470	2.19%	2.10%	0.24%	0.15%	85%
December 31, 2013	$11.57	0.08	2.43	2.51	(0.17)	(0.11)	—	(0.28)	0.00 (3)	$13.80	21.85%	$ 15,378	2.26%	2.10%	0.58%	0.42%	64%
December 31, 2012(1)	$11.02	0.10	0.69	0.79	(0.10)	(0.14)	—	(0.24)	—	$11.57	7.19% (4)	$ 829	2.63% (5)	2.13% (5)	1.67% (5)	0.17% (5)	88% (4)
Class Y:
June 30, 2017(7)	$11.99	0.14	0.93	1.07	(0.25)	—	—	(0.25)	—	$12.81	9.00% (4)	$ 50,974	1.21% (5)	1.10% (5)	2.17% (5)	2.06% (5)	51% (4)
December 31, 2016	$11.08	0.16	1.24	1.40	(0.20)	—	(0.29)	(0.49)	0.00 (3)	$11.99	12.64%	$ 62,515	1.18%	1.10%	1.33%	1.25%	100%
December 31, 2015	$14.18	0.18	(2.84)	(2.66)	(0.12)	—	(0.33)	(0.45)	0.01	$11.08	-19.01%	$ 77,826	1.16%	1.10%	1.37%	1.31%	98%
December 31, 2014	$13.93	0.19	0.88	1.07	(0.25)	(0.57)	—	(0.82)	0.00 (3)	$14.18	7.54%	$199,436	1.19%	1.10%	1.22%	1.13%	85%
December 31, 2013	$11.62	0.19	2.47	2.66	(0.24)	(0.11)	—	(0.35)	0.00 (3)	$13.93	23.11%	$ 76,014	1.26%	1.10%	1.49%	1.33%	64%
December 31, 2012	$10.15	0.24	1.49	1.73	(0.12)	(0.14)	—	(0.26)	—	$11.62	17.06%	$ 20,300	1.67%	1.13%	2.86%	2.32%	88%
Class I:
June 30, 2017(7)	$12.00	0.15	0.92	1.07	(0.25)	—	—	(0.25)	—	$12.82	9.00% (4)	$181,903	1.21% (5)	1.10% (5)	2.39% (5)	2.28% (5)	51% (4)
December 31, 2016	$11.08	0.16	1.25	1.41	(0.20)	—	(0.29)	(0.49)	0.00 (3)	$12.00	12.74%	$155,750	1.18%	1.10%	1.33%	1.25%	100%
December 31, 2015	$14.19	0.20	(2.86)	(2.66)	(0.07)	—	(0.38)	(0.45)	0.00 (3)	$11.08	-19.06%	$186,661	1.16%	1.10%	1.56%	1.50%	98%
December 31, 2014	$13.94	0.18	0.89	1.07	(0.25)	(0.57)	—	(0.82)	0.00 (3)	$14.19	7.53%	$172,587	1.19%	1.10%	1.21%	1.12%	85%
December 31, 2013	$11.63	0.19	2.47	2.66	(0.24)	(0.11)	—	(0.35)	0.00 (3)	$13.94	23.09%	$185,085	1.26%	1.10%	1.49%	1.33%	64%
December 31, 2012	$10.15	0.24	1.50	1.74	(0.12)	(0.14)	—	(0.26)	—	$11.63	17.16%	$ 83,088	1.78%	1.17%	2.06%	1.45%	88%

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	ClassClass C was incepted on May 1, 2012. was incepted on May 1, 2012.
(2)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(3)	Rounds to less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Redemption fees were eliminated effective September 1, 2016.
(7)	For the six months ended June 30, 2017. (Unaudited)

See Notes to Financial Statements.
2017 Semi-Annual Report33

Brookfield Global Listed Real Estate Fund
Financial Highlights

	Per Share Operating Performance:											Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(2)	Net realized and unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid	Redemption fees(6)	Net asset value, end of period	Total Investment Return†	Net assets, end of period (000s)	Gross operating expenses	Net expenses, including fee waivers and reimbursement and excluding interest expense	Net investment income	Net investment income, excluding the effect of fee waivers and reimbursement	Portfolio turnover rate
Class A:
June 30, 2017(7)	$12.61	0.16	0.45	0.61	(0.24)	—	—	(0.24)	—	$12.98	4.89% (4)	$ 9,827	1.23% (5)	1.20% (5)	2.55% (5)	2.52% (5)	49% (4)
December 31, 2016	$12.61	0.22	0.53	0.75	(0.45)	(0.29)	(0.01)	(0.75)	0.00 (3)	$12.61	6.00%	$ 14,953	1.27%	1.20%	1.68%	1.61%	88%
December 31, 2015	$13.30	0.23	(0.43)	(0.20)	(0.40)	(0.07)	(0.02)	(0.49)	0.00 (3)	$12.61	-1.55%	$ 30,280	1.31%	1.20%	1.75%	1.64%	60%
December 31, 2014	$11.85	0.35	1.92	2.27	(0.47)	(0.35)	—	(0.82)	0.00 (3)	$13.30	19.25%	$ 5,812	1.41%	1.20%	2.64%	2.43%	108%
December 31, 2013	$11.99	0.21	0.38	0.59	(0.25)	(0.48)	—	(0.73)	0.00 (3)	$11.85	4.99%	$ 4,942	1.66%	1.20%	1.69%	1.23%	147%
December 31, 2012(1)	$11.57	0.14	1.50	1.64	(0.55)	(0.67)	—	(1.22)	—	$11.99	14.89% (4)	$ 639	2.54% (5)	1.23% (5)	2.08% (5)	0.77% (5)	106% (4)
Class C:
June 30, 2017(7)	$12.55	0.12	0.44	0.56	(0.20)	—	—	(0.20)	—	$12.91	4.55% (4)	$ 6,438	1.98% (5)	1.95% (5)	1.92% (5)	1.89% (5)	49% (4)
December 31, 2016	$12.55	0.12	0.54	0.66	(0.36)	(0.29)	(0.01)	(0.66)	0.00 (3)	$12.55	5.26%	$ 6,919	2.02%	1.95%	0.90%	0.83%	88%
December 31, 2015	$13.24	0.12	(0.43)	(0.31)	(0.30)	(0.07)	(0.02)	(0.39)	0.01	$12.55	-2.31%	$ 7,050	2.06%	1.95%	0.90%	0.79%	60%
December 31, 2014	$11.83	0.31	1.85	2.16	(0.40)	(0.35)	—	(0.75)	—	$13.24	18.27%	$ 4,188	2.16%	1.95%	2.31%	2.10%	108%
December 31, 2013	$12.00	0.11	0.39	0.50	(0.19)	(0.48)	—	(0.67)	—	$11.83	4.18%	$ 833	2.41%	1.95%	0.91%	0.45%	147%
December 31, 2012(1)	$11.57	0.07	1.52	1.59	(0.49)	(0.67)	—	(1.16)	—	$12.00	14.39% (4)	$ 67	3.55% (5)	2.04% (5)	1.29% (5)	(0.22)% (5)	106% (4)
Class Y:
June 30, 2017(7)	$12.63	0.19	0.44	0.63	(0.26)	—	—	(0.26)	—	$13.00	5.02% (4)	$1,512,846	0.98% (5)	0.95% (5)	3.01% (5)	2.98% (5)	49% (4)
December 31, 2016	$12.63	0.25	0.54	0.79	(0.48)	(0.29)	(0.02)	(0.79)	0.00 (3)	$12.63	6.27%	$1,060,627	1.02%	0.95%	1.94%	1.87%	88%
December 31, 2015	$13.32	0.28	(0.45)	(0.17)	(0.42)	(0.07)	(0.03)	(0.52)	0.00 (3)	$12.63	-1.33%	$ 779,226	1.06%	0.95%	2.11%	2.00%	60%
December 31, 2014	$11.87	0.41	1.90	2.31	(0.51)	(0.35)	—	(0.86)	0.00 (3)	$13.32	19.51%	$ 120,367	1.16%	0.95%	3.09%	2.88%	108%
December 31, 2013	$12.01	0.25	0.37	0.62	(0.28)	(0.48)	—	(0.76)	0.00 (3)	$11.87	5.20%	$ 51,694	1.41%	0.95%	1.98%	1.52%	147%
December 31, 2012	$10.02	0.22	3.00	3.22	(0.56)	(0.67)	—	(1.23)	—	$12.01	32.93%	$ 9,101	3.24%	1.11%	3.64%	1.51%	106%
Class I:
June 30, 2017(7)	$12.62	0.19	0.44	0.63	(0.26)	—	—	(0.26)	—	$12.99	5.03% (4)	$ 414,921	0.98% (5)	0.95% (5)	2.95% (5)	2.92% (5)	49% (4)
December 31, 2016	$12.62	0.25	0.54	0.79	(0.48)	(0.29)	(0.02)	(0.79)	0.00 (3)	$12.62	6.27%	$ 381,472	1.02%	0.95%	1.91%	1.84%	88%
December 31, 2015	$13.32	0.25	(0.43)	(0.18)	(0.43)	(0.07)	(0.02)	(0.52)	0.00 (3)	$12.62	-1.40%	$ 389,743	1.06%	0.95%	1.88%	1.77%	60%
December 31, 2014	$11.86	0.36	1.96	2.32	(0.51)	(0.35)	—	(0.86)	0.00 (3)	$13.32	19.61%	$ 212,842	1.16%	0.95%	2.69%	2.48%	108%
December 31, 2013	$12.00	0.23	0.39	0.62	(0.28)	(0.48)	—	(0.76)	0.00 (3)	$11.86	5.20%	$ 69,846	1.41%	0.95%	1.86%	1.40%	147%
December 31, 2012	$10.02	0.21	3.00	3.21	(0.56)	(0.67)	—	(1.23)	—	$12.00	32.83%	$ 27,926	2.65%	1.05%	1.81%	0.21%	106%

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	Classes A and C were incepted on May 1, 2012.
(2)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(3)	Rounds to less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Redemption fees were eliminated effective September 1, 2016.
(7)	For the six months ended June 30, 2017. (Unaudited)

See Notes to Financial Statements.
34Brookfield Investment Management Inc.

Brookfield U.S. Listed Real Estate Fund
Financial Highlights

	Per Share Operating Performance:											Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(3)	Net realized and unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid	Redemption fees(7)	Net asset value, end of period	Total Investment Return†	Net assets, end of period (000s)	Gross operating expenses	Net expenses, including fee waivers and reimbursement and excluding interest expense	Net investment income	Net investment income, excluding the effect of fee waivers and reimbursement	Portfolio turnover rate
Class A:
June 30, 2017(8)	$10.38	0.13	0.10	0.23	(0.20)	—	—	(0.20)	—	$10.41	2.20% (4)	$ 89	2.02% (5)	1.20% (5)	2.42% (5)	1.60% (5)	62% (4)
December 31, 2016	$10.47	0.15	0.64	0.79	(0.30)	(0.57)	(0.01)	(0.88)	—	$10.38	7.63%	$ 90	1.74%	1.20%	1.43%	0.89%	111%
December 31, 2015	$11.77	0.27	(0.87)	(0.60)	(0.29)	(0.45)	—	(0.74)	0.04	$10.47	-4.69%	$ 85	1.78%	1.20%	2.33%	1.75%	78%
December 31, 2014	$10.11	0.68	2.22	2.90	(0.36)	(0.88)	—	(1.24)	—	$11.77	28.66%	$ 123	2.40%	1.20%	5.61%	4.41%	86%
December 31, 2013(1)	$10.00	0.04	0.12	0.16	(0.05)	—	—	(0.05)	—	$10.11	1.62% (4)	$ 1	3.82% (2),(5)	0.80% (2),(5)	8.17% (2),(5)	5.15% (2),(5)	4% (4)
Class C:
June 30, 2017(8)	$10.36	0.08	0.10	0.18	(0.16)	—	—	(0.16)	—	$10.38	1.73% (4)	$ 511	2.77% (5)	1.95% (5)	1.60% (5)	0.78% (5)	62% (4)
December 31, 2016	$10.47	0.08	0.63	0.71	(0.25)	(0.57)	(0.00) (6)	(0.82)	—	$10.36	6.87%	$ 546	2.49%	1.95%	0.71%	0.17%	111%
December 31, 2015	$11.77	0.17	(0.80)	(0.63)	(0.22)	(0.45)	—	(0.67)	—	$10.47	-5.18%	$ 360	2.53%	1.95%	1.58%	1.00%	78%
December 31, 2014	$10.11	0.26	2.56	2.82	(0.28)	(0.88)	—	(1.16)	—	$11.77	27.78%	$ 1	3.15%	1.95%	2.27%	1.07%	86%
December 31, 2013(1)	$10.00	0.04	0.12	0.16	(0.05)	—	—	(0.05)	—	$10.11	1.58% (4)	$ 1	4.54% (2),(5)	1.52% (2),(5)	7.45% (2),(5)	4.43% (2),(5)	4% (4)
Class Y:
June 30, 2017(8)	$10.34	0.12	0.13	0.25	(0.21)	—	—	(0.21)	—	$10.38	2.42% (4)	$ 26	1.77% (5)	0.95% (5)	2.40% (5)	1.58% (5)	62% (4)
December 31, 2016	$10.42	0.19	0.63	0.82	(0.32)	(0.57)	(0.01)	(0.90)	—	$10.34	7.95%	$ 749	1.49%	0.95%	1.81%	1.27%	111%
December 31, 2015	$11.77	0.29	(0.83)	(0.54)	(0.38)	(0.45)	—	(0.83)	0.02	$10.42	-4.30%	$ 284	1.53%	0.95%	2.58%	2.00%	78%
December 31, 2014	$10.11	0.83	2.10	2.93	(0.39)	(0.88)	—	(1.27)	—	$11.77	28.98%	$ 118	2.15%	0.95%	6.78%	5.58%	86%
December 31, 2013(1)	$10.00	0.04	0.12	0.16	(0.05)	—	—	(0.05)	—	$10.11	1.64% (4)	$ 1	3.46% (2),(5)	0.44% (2),(5)	8.54% (2),(5)	5.52% (2),(5)	4% (4)
Class I:
June 30, 2017(8)	$10.32	0.14	0.10	0.24	(0.21)	—	—	(0.21)	—	$10.35	2.33% (4)	$23,785	1.77% (5)	0.95% (5)	2.77% (5)	1.95% (5)	62% (4)
December 31, 2016	$10.41	0.18	0.63	0.81	(0.32)	(0.57)	(0.01)	(0.90)	—	$10.32	7.86%	$45,412	1.49%	0.95%	1.65%	1.11%	111%
December 31, 2015	$11.77	0.29	(0.82)	(0.53)	(0.38)	(0.45)	—	(0.83)	0.00 (6)	$10.41	-4.38%	$51,792	1.53%	0.95%	2.58%	2.00%	78%
December 31, 2014	$10.11	0.38	2.55	2.93	(0.39)	(0.88)	—	(1.27)	—	$11.77	28.98%	$32,776	2.15%	0.95%	3.30%	2.10%	86%
December 31, 2013(1)	$10.00	0.04	0.12	0.16	(0.05)	—	—	(0.05)	—	$10.11	1.64% (4)	$25,408	3.59% (2),(5)	0.61% (2),(5)	7.58% (2),(5)	4.60% (2),(5)	4% (4)

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	Classes A, C, Y and I were incepted on December 11, 2013.
(2)	Organization costs were not annualized in the calculation of the income and expense ratios. If these expenses were annualized, the gross and net expense ratios would have been 4.16% and 1.20% for Class A, 4.89% and 1.95% for Class C, 3.80% and 0.95% for Class Y and 3.93% and 0.95% for Class I, respectively.
(3)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(4)	Not annualized.
(5)	Annualized.
(6)	Rounds to less than $0.005.
(7)	Redemption fees were eliminated effective September 1, 2016.
(8)	For the six months ended June 30, 2017. (Unaudited)

See Notes to Financial Statements.
2017 Semi-Annual Report35

Brookfield Real Assets Securities Fund
Financial Highlights

	Per Share Operating Performance:											Ratios to Average Net Assets/Supplementary Data:
	Net asset value, beginning of period	Net investment income(2)	Net realized and unrealized gain (loss) on investment transactions	Net increase (decrease) in net asset value resulting from operations	Distributions from net investment income	Distributions from net realized gains	Return of capital distributions	Total distributions paid	Redemption fees(5)	Net asset value, end of period	Total Investment Return†	Net assets, end of period (000s)	Gross operating expenses	Net expenses, including fee waivers and reimbursement and excluding interest expense	Net investment income	Net investment income, excluding the effect of fee waivers and reimbursement	Portfolio turnover rate
Class A:
June 30, 2017(6)	$ 8.88	0.12	0.50	0.62	(0.17)	—	—	(0.17)	—	$9.33	7.00% (3)	$ 1	1.84% (4)	1.35% (4)	2.53% (4)	2.04% (4)	52% (3)
December 31, 2016	$ 8.28	0.18	0.74	0.92	(0.22)	—	(0.10)	(0.32)	—	$8.88	11.04%	$ 1	1.97%	1.35%	2.02%	1.40%	119%
December 31, 2015	$ 9.72	0.19	(1.40)	(1.21)	(0.18)	—	(0.05)	(0.23)	—	$8.28	-12.58%	$ 1	2.12%	1.35%	2.07%	1.30%	76%
December 31, 2014(1)	$10.00	0.03	(0.29)	(0.26)	(0.02)	—	—	(0.02)	—	$9.72	-2.55% (3)	$ 1	3.56% (4)	1.35% (4)	2.33% (4)	0.12% (4)	7% (3)
Class C:
June 30, 2017(6)	$ 8.89	0.08	0.50	0.58	(0.14)	—	—	(0.14)	—	$9.33	6.50% (3)	$ 1	2.59% (4)	2.10% (4)	1.76% (4)	1.27% (4)	52% (3)
December 31, 2016	$ 8.29	0.16	0.71	0.87	(0.18)	—	(0.09)	(0.27)	—	$8.89	10.49%	$ 1	2.72%	2.10%	1.28%	0.66%	119%
December 31, 2015	$ 9.72	0.12	(1.38)	(1.26)	(0.13)	—	(0.04)	(0.17)	—	$8.29	-13.08%	$ 1	2.87%	2.10%	1.33%	0.56%	76%
December 31, 2014(1)	$10.00	0.03	(0.29)	(0.26)	(0.02)	—	—	(0.02)	—	$9.72	-2.63% (3)	$ 1	4.31% (4)	2.10% (4)	2.25% (4)	0.04% (4)	7% (3)
Class Y:
June 30, 2017(6)	$ 8.83	0.13	0.47	0.60	(0.18)	—	—	(0.18)	—	$9.25	7.00% (3)	$ 6,550	1.59% (4)	1.10% (4)	2.83% (4)	2.34% (4)	52% (3)
December 31, 2016	$ 8.27	0.20	0.72	0.92	(0.25)	—	(0.11)	(0.36)	—	$8.83	11.14%	$ 4,675	1.72%	1.10%	2.30%	1.68%	119%
December 31, 2015	$ 9.72	0.24	(1.42)	(1.18)	(0.18)	—	(0.09)	(0.27)	—	$8.27	-12.32%	$ 2,058	1.87%	1.10%	2.58%	1.81%	76%
December 31, 2014(1)	$10.00	0.03	(0.28)	(0.25)	(0.03)	—	—	(0.03)	—	$9.72	-2.51% (3)	$ 1	3.31% (4)	1.10% (4)	2.36% (4)	0.15% (4)	7% (3)
Class I:
June 30, 2017(6)	$ 8.82	0.13	0.47	0.60	(0.18)	—	—	(0.18)	—	$9.24	6.89% (3)	$63,654	1.59% (4)	1.10% (4)	2.77% (4)	2.28% (4)	52% (3)
December 31, 2016	$ 8.26	0.20	0.72	0.92	(0.25)	—	(0.11)	(0.36)	—	$8.82	11.15%	$55,882	1.72%	1.10%	2.30%	1.68%	119%
December 31, 2015	$ 9.71	0.22	(1.40)	(1.18)	(0.20)	—	(0.07)	(0.27)	—	$8.26	-12.33%	$50,405	1.87%	1.10%	2.41%	1.64%	76%
December 31, 2014(1)	$10.00	0.03	(0.29)	(0.26)	(0.03)	—	—	(0.03)	—	$9.71	-2.61% (3)	$24,345	3.31% (4)	1.10% (4)	2.31% (4)	0.10% (4)	7% (3)

†	Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.
(1)	Classes A, C, Y and I were incepted on November 19, 2014.
(2)	Per share amounts presented are based on average shares outstanding throughout the period indicated.
(3)	Not annualized.
(4)	Annualized.
(5)	Redemption fees were eliminated effective September 1, 2016.
(6)	For the six months ended June 30, 2017. (Unaudited)

See Notes to Financial Statements.
36Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2017

1.Organization
Brookfield Investment Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on May 12, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently consists of five series portfolios: the Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), the Brookfield Global Listed Real Estate Fund (the “Global Real Estate Fund”), the Brookfield U.S. Listed Real Estate Fund (the “U.S. Real Estate Fund”), the Brookfield Real Assets Securities Fund (the “Real Assets Securities Fund”) and the Brookfield Real Assets Debt Fund (each, a “Fund,” and collectively, the “Funds”). The Infrastructure Fund, Global Real Estate Fund and Real Assets Securities Fund are each a diversified open-end management investment company and the U.S. Real Estate Fund is a non-diversified open-end management investment company. The Brookfield Real Assets Debt Fund is not currently available for purchase.
Each Fund currently has four classes of shares: Class A, Class C, Class Y and Class I shares. Each class represents an interest in the same portfolio of assets and has identical voting, dividend, liquidation and other rights except that: (i) Class A shares have a maximum front end sales charge of 4.75% and Class C shares have a maximum deferred sales charge of 1.00%; (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The assets belonging to a particular Fund belong to that Fund for all purposes, and to no other Fund, subject only to the rights of creditors of that Fund.
Brookfield Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Brookfield Asset Management Inc., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser to the Funds.
The investment objective of each Fund is to seek total return through growth of capital and current income. Each Fund's investment objective is not fundamental and may be changed by the Trust's Board of Trustees (the “Board”) without shareholder approval, upon not less than 60 days prior written notice to shareholders. There can be no assurance that each Fund will achieve its investment objective.
2.Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08 and follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.
Valuation of Investments: The Board has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in each Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that each Fund could purchase or sell a portfolio security at the price used to calculate each Fund’s NAV.
Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity
2017 Semi-Annual Report37

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Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Funds’ net asset values may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.
Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.
Each Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.
The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.
The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.
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Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 -	quoted prices in active markets for identical assets or liabilities
Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)
The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.
Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.
To assess the continuing appropriateness of security valuations, the Adviser (or its third party service providers, who are subject to oversight by the Adviser), regularly compares its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.
2017 Semi-Annual Report39

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Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.
Infrastructure Fund
The following table summarizes the Infrastructure Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2017:
Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 4,449,678	$ —	$ 4,449,678
Brazil	3,522,400	—	—	3,522,400
Canada	33,717,378	—	—	33,717,378
China	—	1,355,859	—	1,355,859
Denmark	—	3,407,774	—	3,407,774
France	—	16,615,786	—	16,615,786
Hong Kong	—	1,568,851	—	1,568,851
Italy	1,760,758	13,633,390	—	15,394,148
Japan	—	2,496,528	—	2,496,528
Mexico	8,112,683	—	—	8,112,683
New Zealand	—	3,277,241	—	3,277,241
Spain	—	10,747,328	—	10,747,328
Switzerland	—	3,054,039	—	3,054,039
United Kingdom	—	17,722,672	—	17,722,672
United States	131,985,938	—	—	131,985,938
Total	$ 179,099,157	$ 78,329,146	$ —	$ 257,428,303
For further information regarding security characteristics, see the Schedule of Investments.
During the six months ended June 30, 2017, there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.
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Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

Global Real Estate Fund
The following table summarizes the Global Real Estate Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2017:
Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 73,954,681	$ —	$ 73,954,681
China	—	20,270,577	—	20,270,577
France	13,941,415	38,002,982	—	51,944,397
Germany	—	104,625,896	—	104,625,896
Hong Kong	—	74,563,231	—	74,563,231
Japan	24,544,010	195,641,035	—	220,185,045
Singapore	—	57,476,158	—	57,476,158
Spain	—	18,753,356	—	18,753,356
United Kingdom	16,885,085	236,544,214	—	253,429,299
United States	1,027,275,916	—	—	1,027,275,916
Total	$1,082,646,426	$ 819,832,130	$ —	$1,902,478,556
For further information regarding security characteristics, see the Schedule of Investments.
During the six months ended June 30, 2017, there were transfers from Level 2 to Level 1 of $15,954,301, which represent common stocks that were previously priced using the adjusted prices and are currently priced using the market close prices. There were no additional transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.
U.S. Real Estate Fund
The following table summarizes the U.S. Real Estate Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2017:
Description	Level 1	Level 2	Level 3	Total
Common Stocks:	$ 24,057,553	$ —	$ —	$ 24,057,553
Total	$ 24,057,553	$ —	$ —	$ 24,057,553
For further information regarding security characteristics, see the Schedule of Investments.
During the six months ended June 30, 2017, there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.
2017 Semi-Annual Report41

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Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

Real Assets Securities Fund
The following table summarizes the Real Assets Securities Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2017:
Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$ 1,352,728	$ —	$ 1,352,728
Brazil	362,712	—	—	362,712
Canada	4,157,928	—	—	4,157,928
China	—	332,357	—	332,357
Denmark	—	487,470	—	487,470
France	147,845	2,699,921	—	2,847,766
Germany	—	1,151,261	—	1,151,261
Hong Kong	—	1,033,692	—	1,033,692
Italy	243,808	1,705,700	—	1,949,508
Japan	295,203	2,463,977	—	2,759,180
Mexico	870,532	—	—	870,532
New Zealand	—	385,097	—	385,097
Singapore	—	650,072	—	650,072
Spain	—	1,721,818	—	1,721,818
Switzerland	—	380,680	—	380,680
United Kingdom	184,897	4,972,557	—	5,157,454
United States	29,981,012	—	—	29,981,012
Total Common Stocks	36,243,937	19,337,330	—	55,581,267
Convertible Preferred Stocks:
United States	334,958	535,502	—	870,460
Corporate Bonds:
Canada	—	625,124	—	625,124
Luxembourg	—	168,000	—	168,000
United States	—	5,931,688	—	5,931,688
Total Corporate Bonds	—	6,724,812	—	6,724,812
Preferred Stocks:
United States	2,506,931	67,199	—	2,574,130
Total	$ 39,085,826	$ 26,664,843	$ —	$ 65,750,669
For further information regarding security characteristics, see the Schedule of Investments.
During the six months ended June 30, 2017, there were transfers from Level 1 to Level 2 of $602,701, which represent securities that were previously priced using the market close prices and are currently priced using mean of the bid and ask prices. There were also transfers from Level 2 to Level 1 of $314,766, which represent securities that were previously priced using mean of the bid and ask prices and are currently priced using the market close prices and $192,221, which represent common stocks that were previously priced using the adjusted prices and are currently priced using the market close prices. There were no additional transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.
Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, on a daily basis, using the effective yield to maturity method adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date. Net realized gain (loss) on
42Brookfield Investment Management Inc.

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Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

Statement of Operations may also include realized gain distributions received from real estate investment trusts (“REITS”). Distributions of net realized gains are recorded on the REIT's ex-dividend date.
Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds isolate the portion of realized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. The Funds do not isolate the portion of unrealized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held.
Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.
Taxes: Each Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. Each Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.
GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of June 30, 2017, each Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.
The Funds have reviewed the taxable years open for examination (i.e. not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of June 30, 2017, open taxable periods consisted of the taxable years ended December 31, 2014 through December 31, 2016 for the Infrastructure Fund, Global Real Estate Fund and U.S. Real Estate Fund and the period November 19, 2014 (commencement of operations) through December 31, 2016 for the Real Assets Securities Fund. No examination of the Funds’ tax returns is currently in progress.
Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund in the Trust and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Funds, based upon relative average net assets, evenly or a combination of average net assets and evenly. Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for distribution fees, which are unique to each class of shares.
Distributions: Each Fund declares and pays dividends quarterly from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. Each Fund also pays distributions at least annually from their realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.
2017 Semi-Annual Report43

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Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with federal income tax regulations and may differ from net investment income and realized gains recorded by each Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.
New Accounting Pronouncements and Upcoming Regulatory Changes: In August 2016, the FASB issued ASU 2016-15 Classification of Certain Cash Receipts and Cash Payments which amends ASC 230 Statement of Cash Flows to clarify guidance on the classification of certain cash receipts and cash payments in the statement of cash flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.
In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
In March 2017, the FASB issued ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
3.Investment Advisory Agreements and Related Party Transactions
The Adviser currently serves as the investment adviser to each Fund pursuant to separate investment advisory agreements (the “Advisory Agreements”) under which the Adviser is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
Pursuant to operating expense limitation agreements (the “Expense Limitation Agreements”), the Adviser has contractually agreed to waive all or a portion of its investment advisory or administration fees, as presented below, and/or to reimburse certain expenses of each Fund to the extent necessary to maintain each Fund’s total annual operating expenses (excluding any front-end or contingent deferred charges, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of a Fund’s business). The Expense Limitation Agreements will continue until at least May 1, 2018 and may not be terminated by the Funds or the Adviser before such time. Thereafter, the Expense Limitation Agreements may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Pursuant to the Expense Limitation Agreements, the Adviser retains the right to receive reimbursement of any payments made by it, or to recoup any fees waived by it during the three year period following any waiver or reimbursement, provided that after giving effect to such repayment or recoupment, such adjusted total annual operating expenses (expressed as a percentage of average net assets) for each Fund would not exceed the percentage limitations listed below.
44Brookfield Investment Management Inc.

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Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

The Advisory Agreements provide that each Fund shall pay the Adviser a monthly fee at the annual rates stated below of each Fund’s average daily net assets:
	Annual Advisory Fee Rate	Annual Expense Cap from July 1, 2012	Annual Expense Cap through June 30, 2012
Infrastructure Fund
Class A	0.85%	1.35%	1.60%
Class C	0.85%	2.10%	2.35%
Class Y	0.85%	1.10%	1.35%
Class I	0.85%	1.10%	1.35%
Global Real Estate Fund
Class A	0.75%	1.20%	1.50%
Class C	0.75%	1.95%	2.25%
Class Y	0.75%	0.95%	1.25%
Class I	0.75%	0.95%	1.25%
U.S. Real Estate Fund
Class A	0.75%	1.20% [1]	N/A
Class C	0.75%	1.95% [1]	N/A
Class Y	0.75%	0.95% [1]	N/A
Class I	0.75%	0.95% [1]	N/A
Real Assets Securities Fund
Class A	0.85%	1.35% [2]	N/A
Class C	0.85%	2.10% [2]	N/A
Class Y	0.85%	1.10% [2]	N/A
Class I	0.85%	1.10% [2]	N/A

1 Annual Expense Cap was effective December 11, 2013 (commencement of operations).
2 Annual Expense Cap was effective November 19, 2014 (commencement of operations).
The amount of investment advisory fees waived and/or expenses reimbursed available to be recouped before expiration are listed in the table below:
Expiration Period	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Less than 1 year	$359,561	$ 463,979	$281,906	$276,727
Within 1 to 2 years	312,604	1,006,908	251,511	346,798
Within 2 to 3 years	244,946	820,133	283,782	357,320
Total amount subject to recoupment	$917,111	$2,291,020	$817,199	$980,845
For the six months ended June 30, 2017, the Adviser did not recoup any expenses.
Each Fund has entered into separate Administration Agreements with the Adviser and the Adviser has entered into a sub-administration agreement with U.S. Bancorp Fund Services, LLC (the “Sub-Administrator”). The Adviser and the Sub-Administrator perform administrative services necessary for the operation of the Funds, including maintaining certain books and records of the Funds and preparing reports and other documents required by federal, state and other applicable laws and regulations, and providing the Funds with administrative office facilities. For its services under the Administration Agreements, the Adviser receives from each Fund, respectively, an annual fee equal to 0.15% of its average daily net assets, payable monthly in arrears. The Adviser is responsible for any fees due to the Sub-Administrator.
Certain officers and/or trustees of the Trust are officers and/or employees of the Adviser.
2017 Semi-Annual Report45

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Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

4.Purchases and Sales of Investments
Purchases and sales of investments, excluding U.S. Government securities, for the six months ended June 30, 2017 were as follows:
Fund	Purchases	Sales
Infrastructure Fund	$ 133,163,208	$145,194,431
Global Real Estate Fund	1,261,688,314	844,329,941
U.S. Real Estate Fund	22,725,594	43,625,802
Real Assets Securities Fund	36,096,025	32,177,127
During the six months ended June 30, 2017, there were no transactions in U.S. Government securities.
5.Derivative Financial Instruments
Swap Contracts:
Each Fund may enter into total rate of return, credit default or other types of swaps and related derivatives for the purpose of hedging and risk management. These transactions generally provide for the transfer from one counterparty to another of certain risks inherent in the ownership of a financial asset such as a debt instrument or common stock. Such risks include, among other things, the risk of default and insolvency of the obligor of such asset, the risk that the credit of the obligor or the underlying collateral will decline or the risk that the common stock of the underlying issuers will decline in value. The transfer of risk pursuant to a derivative of this type may be complete or partial, and may be for the life of the related asset or for a shorter period. These derivatives may be used as a risk management tool for a pool of financial assets, providing a Fund with the opportunity to gain or reduce exposure to one or more reference securities or other financial assets (each, a “Reference Asset”) without actually owning or selling such assets in order, for example, to increase or reduce a concentration risk or to diversify a portfolio. Conversely, these derivatives may be used by a Fund to reduce exposure to an owned asset without selling it.
Because a Fund would not own the Reference Assets, the Fund may not have any voting rights with respect to the Reference Assets, and in such cases all decisions related to the obligors or issuers of the Reference Assets, including whether to exercise certain remedies, will be controlled by the swap counterparties.
The Funds did not have any swap contracts outstanding during the six months ended June 30, 2017.
6.Shares of Beneficial Interest
The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of full and fractional shares of beneficial interest. With respect to each series, the Trust may offer more than one class of shares. The Trust reserves the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, each series offers four classes of shares of beneficial interest — “Class A” Shares, “Class C” Shares, “Class Y” Shares, and “Class I” Shares.
The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.
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BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

	Brookfield Global Listed Infrastructure Fund
	2017 [1]		2016 [2]
Class A	Shares	Amount	Shares	Amount
Subscriptions	73,877	$ 935,121	175,795	$ 2,091,020
Reinvestment of distributions	22,087	277,580	58,627	708,153
Redemptions	(355,023)	(4,472,689)	(1,456,477)	(16,809,810)
Redemption fees	—	—	—	2,450
Net Decrease	(259,059)	$ (3,259,988)	(1,222,055)	$ (14,008,187)
Class C	Shares	Amount	Shares	Amount
Subscriptions	26,347	$ 319,247	69,035	$ 798,295
Reinvestment of distributions	11,838	147,027	29,124	348,570
Redemptions	(221,535)	(2,764,158)	(568,921)	(6,471,254)
Redemption fees	—	—	—	—
Net Decrease	(183,350)	$ (2,297,884)	(470,762)	$ (5,324,389)
Class Y	Shares	Amount	Shares	Amount
Subscriptions	507,125	$ 6,413,751	1,876,326	$ 21,515,072
Reinvestment of distributions	73,775	929,226	240,410	2,926,378
Redemptions	(1,814,587)	(22,871,398)	(3,929,257)	(46,442,803)
Redemption fees	—	—	—	2,203
Net Decrease	(1,233,687)	$(15,528,421)	(1,812,521)	$ (21,999,150)
Class I	Shares	Amount	Shares	Amount
Subscriptions	1,545,963	$ 19,052,062	4,441,289	$ 51,389,289
Reinvestment of distributions	267,774	3,375,346	691,552	8,434,272
Redemptions	(602,377)	(7,659,170)	(8,997,332)	(104,866,345)
Redemption fees	—	—	—	8,832
Net Increase (Decrease)	1,211,360	$ 14,768,238	(3,864,491)	$ (45,033,952)

	Brookfield Global Listed Real Estate Fund
	2017 [1]		2016 [2]
Class A	Shares	Amount	Shares	Amount
Subscriptions	132,250	$ 1,722,449	332,590	$ 4,537,562
Reinvestment of distributions	13,519	173,218	59,594	764,017
Redemptions	(574,736)	(7,419,019)	(1,608,042)	(20,540,471)
Redemption fees	—	—	—	3,439
Net Decrease	(428,967)	$(5,523,352)	(1,215,858)	$(15,235,453)
Class C	Shares	Amount	Shares	Amount
Subscriptions	34,789	$ 446,686	195,677	$ 2,562,900
Reinvestment of distributions	4,516	57,633	17,829	227,637
Redemptions	(92,254)	(1,184,540)	(223,614)	(2,875,751)
Redemption fees	—	—	—	526
Net Decrease	(52,949)	$ (680,221)	(10,108)	$ (84,688)
2017 Semi-Annual Report47

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

	Brookfield Global Listed Real Estate Fund
	2017 [1]		2016 [2]
Class Y	Shares	Amount	Shares	Amount
Subscriptions	41,208,373	$ 534,037,925	40,327,550	$ 519,177,885
Reinvestment of distributions	1,585,735	20,393,413	3,901,094	50,073,482
Redemptions	(10,426,930)	(135,116,456)	(21,939,590)	(286,392,703)
Redemption fees	—	—	—	23,766
Net Increase	32,367,178	$ 419,314,882	22,289,054	$ 282,882,430
Class I	Shares	Amount	Shares	Amount
Subscriptions	6,383,658	$ 83,163,855	4,443,676	$ 56,443,969
Reinvestment of distributions	555,524	7,139,120	1,664,721	21,349,882
Redemptions	(5,231,019)	(68,171,720) [3]	(6,759,510)	(85,919,897)
Redemption fees	—	—	—	5,566
Net Increase (Decrease)	1,708,163	$ 22,131,255	(651,113)	$ (8,120,480)

	Brookfield U.S. Listed Real Estate Fund
	2017 [1]		2016 [2]
Class A	Shares	Amount	Shares	Amount
Subscriptions	2,330	$ 24,050	5,392	$ 58,771
Reinvestment of distributions	56	582	168	1,730
Redemptions	(2,532)	(26,038)	(4,958)	(52,845)
Net Increase (Decrease)	(146)	$ (1,406)	602	$ 7,656
Class C	Shares	Amount	Shares	Amount
Subscriptions	558	$ 5,710	20,210	$ 210,937
Reinvestment of distributions	778	7,982	3,219	33,535
Redemptions	(4,830)	(51,420)	(5,089)	(54,574)
Net Increase (Decrease)	(3,494)	$ (37,728)	18,340	$ 189,898
Class Y	Shares	Amount	Shares	Amount
Subscriptions	25,251	$ 263,928	59,690	$ 647,822
Reinvestment of distributions	430	4,348	5,282	54,956
Redemptions	(95,531)	(972,593)	(19,879)	(211,781)
Net Increase (Decrease)	(69,850)	$ (704,317)	45,093	$ 490,997
Class I	Shares	Amount	Shares	Amount
Subscriptions	—	$ —	—	$ —
Reinvestment of distributions	60,624	617,339	358,895	3,730,357
Redemptions	(2,161,477)	(22,176,747) [4]	(937,210)	(10,000,030)
Net Decrease	(2,100,853)	$(21,559,408)	(578,315)	$ (6,269,673)

48Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

	Brookfield Real Assets Securities Fund
	2017 [1]		2016 [2]
Class A	Shares	Amount	Shares	Amount
Subscriptions	—	$ —	—	$ —
Reinvestment of distributions	2	18	4	34
Redemptions	—	—	—	—
Net Increase	2	$ 18	4	$ 34
Class C	Shares	Amount	Shares	Amount
Subscriptions	—	$ —	—	$ —
Reinvestment of distributions	2	14	3	28
Redemptions	—	—	—	—
Net Increase	2	$ 14	3	$ 28
Class Y	Shares	Amount	Shares	Amount
Subscriptions	226,087	$2,099,122	287,767	$2,526,247
Reinvestment of distributions	11,957	109,294	17,319	154,659
Redemptions	(59,766)	(551,499)	(24,560)	(210,514)
Net Increase	178,278	$1,656,917	280,526	$2,470,392
Class I	Shares	Amount	Shares	Amount
Subscriptions	429,648	$3,999,495	—	$ —
Reinvestment of distributions	120,582	1,100,378	233,794	2,075,089
Redemptions	—	—	—	—
Net Increase	550,230	$5,099,873	233,794	$2,075,089

1 For the Six Months Ended June 30, 2017.
2 For the Year Ended December 31, 2016.
3 Includes an in-kind redemption which resulted in a realized loss of $(5,108,418).
4 Includes an in-kind redemption which resulted in a realized loss of $(1,077,082).
On August 23, 2016, the Board approved the elimination of each Fund's redemption fees effective September 1, 2016.
7.Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Trust, a credit facility, pursuant to a separate Loan and Security Agreement, for temporary or extraordinary purposes. The maximum line of credit as of June 30, 2017 for the Trust is $75,000,000. For the six months ended June 30, 2017, the average interest rate on the outstanding principal amount for the Infrastructure Fund and U.S. Real Estate Fund was 3.52% and 3.63%, respectively. Advances are not collateralized by a first lien against a Fund’s assets.
During the six months ended June 30, 2017, the Infrastructure Fund and U.S. Real Estate Fund utilized the credit facility for 20 days and 5 days, respectively, and had an outstanding average daily loan balance of $1,971,600 and $114,800, respectively. The maximum amount outstanding during the six months was $4,384,000 and $152,000, respectively, and the interest expense amounted to $3,852 and $58, respectively. The Global Real Estate Fund and Real Assets Securities Fund did not utilize the credit facility during the period. At June 30, 2017, the Funds did not have an amount outstanding on the credit facility.
2017 Semi-Annual Report49

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

8.Federal Income Tax Information
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
The federal income tax information referenced below is as of the Funds' most recently completed tax year-end of December 31, 2016.
The tax character of distributions paid for the year ended December 31, 2016 were as follows:
	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Ordinary income (including short-term capital gains)	$ 5,364,958	$72,145,638	$3,273,371	$1,619,404
Long-term capital gains	—	9,057,347	598,725	—
Return of capital	7,853,297	1,547,934	24,420	750,181
Total distributions	$13,218,255	$82,750,919	$3,896,516	$2,369,585
At December 31, 2016, the Funds' most recently completed tax year-end, the components of net assets (excluding paid-in capital) on a tax basis were as follows:
	Infrastructure Fund	Global Real Estate Fund	U.S. Real Estate Fund	Real Assets Securities Fund
Post-October loss	$ (2,065,148)	$ (7,279,633)	$(147,338)	$ (8,941)
Capital loss carryforward(1)	(46,000,688)	—	—	(5,636,061)
Other accumulated losses	(3,292,262)	(216,409)	—	(182,899)
Tax basis unrealized appreciation (depreciation) on investments	35,036,235	(32,212,177)	861,671	489,842
Total tax basis net accumulated gains (losses)	$(16,321,863)	$(39,708,219)	$ 714,333	$(5,338,059)

(1) To the extent that future capital gains are offset by capital loss carryforwards, such gains will not be distributed.
As of December 31, 2016, the Infrastructure Fund's capital loss carryforwards were $45,225,910 from short-term capital gains and $774,778 from long-term capital gains, the Real Assets Securities Fund's capital loss carryforwards were $3,518,042 from short-term capital gains and $2,118,019 from long-term capital gains which will not expire. As of December 31, 2016, the Global Real Estate Fund and U.S. Real Estate Fund had no capital loss carryforwards.
Federal Income Tax Basis: The federal income tax basis of each Fund's investments, not including foreign currency translation, at June 30, 2017 was as follows:
Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Infrastructure Fund	$ 217,067,705	$ 44,719,755	$ (4,359,157)	$40,360,598
Global Real Estate Fund	1,888,457,432	111,754,614	(97,733,490)	14,021,124
U.S. Real Estate Fund	23,202,737	1,913,572	(1,058,756)	854,816
Real Assets Securities Fund	62,317,392	5,102,567	(1,669,290)	3,433,277
Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for wash sales, partnership income/expense and return of capital. Permanent book and
50Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share.
9.Indemnification
Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Funds. Thus an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.
10.Subsequent Events
GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made.
Management has evaluated subsequent events in the preparation of the Funds' financial statements and has determined that herein, there are no additional events that require recognition or disclosure in the financial statements.
2017 Semi-Annual Report51

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Investment Advisory Agreements  (Unaudited)
June 30, 2017

At a meeting held on May 25, 2017, the Board, including a majority of the Independent Trustees, considered and approved the continuation of the investment advisory agreements (the "Advisory Agreements") between Brookfield Investment Management Inc. (the "Adviser") and the Funds. In approving the Advisory Agreements, the Board, including a majority of the Independent Trustees, determined that the fee structures were fair and reasonable and that approval of the Advisory Agreements was in the best interests of each Fund and its shareholders. The Board of Trustees considered a wide range of information, including information regularly received from the Adviser at the quarterly Board meetings. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.
NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the level and depth of knowledge of the Adviser. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s management through Board meetings, conversations and reports. The Board noted that the Adviser is responsible for managing the Funds' investment programs, the general operations and the day-to-day management of the Funds and for compliance with applicable laws, regulations, policies and procedures. The Board concluded that the nature, extent and quality of the overall services provided by the Adviser and its affiliates are satisfactory. The Board's conclusion was based, in part, upon services provided to the Funds such as quarterly reports provided by the Adviser: 1) comparing the performance of each Fund with a peer group, 2) showing that the investment policies and restrictions for each Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with the Adviser's and the Funds' codes of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance and presentations regarding the economic environment. The Board also considered the experience of the Adviser as an investment adviser and the experience of the team of portfolio managers that manages the Funds and its current experience in acting as an investment adviser to other investment funds and institutional clients.
INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year and a comparative and risk-adjusted performance report prepared by management, particular attention in assessing the performance was given to a report (the “Broadridge Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report compared the performance of each of the Brookfield Global Listed Infrastructure Fund and the Brookfield Global Listed Real Estate Fund with its peer group of other funds (the “Performance Universe”), as selected by Broadridge, for the one-, two-, three-, four- and five-year periods ending April 30, 2017. The Board noted that the Brookfield Global Listed Infrastructure Fund performed above the median of its Performance Universe for the one-year period and below the median of its Performance Universe for the two-, three-, four- and five-year periods. The Brookfield Global Listed Real Estate Fund performed above the median of its Performance Universe for all periods. Because the Brookfield U.S. Listed Real Estate Fund had only been in operation since December 11, 2013, its performance was compared with its Performance Universe for the one-, two- and three-year periods ending April 30, 2017. The Board noted that the Brookfield U.S. Listed Real Estate Fund performed above the median of its Performance Universe for the one-year period and below the median of its Performance Universe for the two-and three-year periods. Because the Brookfield Real Assets Securities Fund had only been in operation since November 19, 2014, its performance was compared with its Performance Universe for the one- and two-year periods ending April 30, 2017. The Board noted that the Brookfield Real Assets Securities Fund performed below the median of its Performance Universe for both periods. Based on the Adviser’s discussion of the current markets and its positioning of each Fund’s portfolio, as well as the Adviser’s explanation of each Fund’s performance in the current market, the Board concluded that each Fund's performance was satisfactory.
PROFITABILITY. The Board also considered the level of profits expected to be realized by the Adviser and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of the Adviser for its management of the Brookfield fund family, as well as its expected profits and that of its affiliates for providing administrative support for the Funds. The Board further noted that the methodology followed in allocating costs to the Funds appeared reasonable, while also recognizing that allocation methodologies are inherently subjective. The Board also specifically noted that the Adviser agreed to extend its contractual expense waiver for the Funds, in order to limit the Funds’ net operating expenses. The Board concluded that the expected profitability to the Adviser from the Funds was reasonable.
52Brookfield Investment Management Inc.

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Investment Advisory Agreements  (Unaudited) (continued)
June 30, 2017

MANAGEMENT FEES AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of each Fund’s expenses. The Board compared the advisory fees and total expense ratios of each of the Funds with various comparative data that it had been provided, including comparisons of each Fund’s management fee and net expense level to those of a peer group selected by management (the “Expense Group”). The Board noted that the Brookfield Global Listed Infrastructure Fund’s total expenses after the expense waiver and total advisory and administrative fees were higher than the respective medians of its Expense Group. The Board noted that the Brookfield Global Listed Real Estate Fund’s total expenses after the expense waiver and total advisory and administrative fees were below the respective medians of its Expense Group. The Board noted that the Brookfield U.S. Listed Real Estate Fund’s total expenses after the expense waiver were above the median and total advisory and administrative fees were below the median of its Expense Group. The Board noted that the Brookfield Real Assets Securities Fund’s total expenses after the expense waiver were above the median and total advisory and administrative fees were at the median of its Expense Group. The Board also noted that the fees and expenses payable by the Funds were comparable to those payable by other client accounts managed by the Adviser and concluded that each Fund's management fees and total expenses were reasonable.
ECONOMIES OF SCALE. The Board considered the potential economies of scale that may be realized if the assets of the Funds grow. The Board noted that shareholders might benefit from lower operating expenses as a result of an increasing amount of assets being spread over the fixed expenses of the Funds, while the Funds’ expense limitation agreement with the Adviser served to limit the Funds’ expenses until the Funds had the opportunity to grow their assets.
In considering the approval of the Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling. Based on the Board’s evaluation of all factors that it deemed to be relevant, the Board, including the Independent Trustees, concluded that the Adviser has demonstrated that it possesses the capability and resources necessary to perform the duties required of it under the Advisory Agreements; the Adviser was continuing to take steps to address the Funds’ performance; and the proposed Advisory fees are fair and reasonable, given the nature, extent and quality of the services to be rendered by the Adviser.
After carefully reviewing all of these factors, the Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreements.
2017 Semi-Annual Report53

BROOKFIELD INVESTMENT FUNDS
Joint Notice of Privacy Policy  (Unaudited)

Brookfield Investment Management Inc. (“BIM”), on its own behalf and on behalf of the funds managed by BIM and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders. Our relationships are based on integrity and trust and we maintain high standards to safeguard your non-public personal information (“Personal Information”) at all times. This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.
If you hold shares of a Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.
WHAT INFORMATION DO WE COLLECT?
We collect the following Personal Information about you:
•	Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.
•	Information about transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.
•	Information we may receive from our due diligence, such as your creditworthiness and your credit history.
WHAT IS OUR PRIVACY POLICY?
We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs. We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so. For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf;
•	Unaffiliated service providers (e.g. transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);
•	Government agencies, other regulatory bodies and law enforcement officials (e.g. for reporting suspicious transactions);
•	Other organizations, with your consent or as directed by you; and
•	Other organizations, as permitted or required by law (e.g. for fraud protection)
When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy. We require third parties to comply with our standards for security and confidentiality.
HOW DO WE PROTECT CLIENT INFORMATION?
We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you. It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.
CONTACT INFORMATION
For questions concerning our Privacy Policy, please contact our client services representative at 1-855-777-8001.
54Brookfield Investment Management Inc.

Corporate Information

Investment Adviser and Administrator
Brookfield Investment Management Inc.
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
www.brookfieldim.com
Please direct your inquiries to:
Investor Relations
Phone: 1-855-777-8001
E-mail: funds@brookfield.com
Transfer Agent
Shareholder inquiries relating to distributions, address changes and shareholder account information should be directed to the Funds’ transfer agent:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-244-4859
Fund Accounting Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Sub-Administrator
U.S. Bancorp Fund Services, LLC
1201 South Alma School Road, Suite 3000
Mesa, Arizona 85210
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Paul Hastings LLP
200 Park Avenue
New York, New York 10166
Custodian
U.S. Bank National Association
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Trustees of the Fund
Edward A. Kuczmarksi	Chairman
Louis P. Salvatore	Audit Committee Chairman
Heather S. Goldman	Trustee
Stuart A. McFarland	Trustee
David Levi	Trustee (Interested)

Officers of the Fund
Brian F. Hurley	President
Angela W. Ghantous	Treasurer
Casey Tushaus	Assistant Treasurer
Mohamed Rasul	Assistant Treasurer
Alexis I. Rieger	Secretary
Seth A. Gelman	Chief Compliance Officer

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q will be available on the SEC's website at www.sec.gov. In addition, the Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
You may obtain a description of the Funds' proxy voting policies and procedures, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC's website at www.sec.gov.

Brookfield Investment Management Inc.
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
1-855-777-8001
www.brookfieldim.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedure by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b)         As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)     None.

(2)    A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(3) Not applicable.

(b)        A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BROOKFIELD INVESTMENT FUNDS

By:	/s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date: August 29, 2017

By:	/s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date: August 29, 2017